UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4803

Oppenheimer Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way,

Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OppenheimerFunds, Inc.

Two World Financial Center,

New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 6/29/2012

Item 1.	Schedule of Investments.

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Municipal Bonds and Notes–104.4%
Alabama–1.6%
$2,405,000	AL HFA (South Bay Apartments)[1]	5.950%	02/01/2033	02/01/2013	A	$2,429,988
145,000	Bayou La Batre, AL Utilities Board (Water & Sewer)	5.750	03/01/2027	07/29/2012	A	145,161
40,000	Bessemer, AL GO	6.250	02/01/2024	07/29/2012	A	40,085
70,000	Bessemer, AL Medical Clinic Board (Bessemer Carraway Medical Center)[1]	5.625	05/15/2017	07/29/2012	A	70,144
155,000	Bessemer, AL Medical Clinic Board (Bessemer Carraway Medical Center)[1]	6.000	05/15/2019	07/29/2012	A	155,290
4,610,000	Bessemer, AL Medical Clinic Board (Bessemer Carraway Medical Center)[1]	7.250	04/01/2015	07/29/2012	A	4,626,550
65,000	Birmingham, AL Private Educational Building Authority (Birmingham-Southern College)	6.000	12/01/2021	02/01/2021	B	53,243
855,000	Butler, AL Industrial Devel. Board (Georgia-Pacific Corp.)[1]	5.750	09/01/2028	09/01/2014	A	895,955
85,000	Courtland, AL Industrial Devel. Board (Champion International Corp.)[1]	6.000	08/01/2029	07/29/2012	A	85,527
2,000,000	Courtland, AL Industrial Devel. Board (International Paper Company)[1]	5.000	11/01/2013	11/01/2013		2,098,560
3,280,000	Courtland, AL Industrial Devel. Board (International Paper Company)[1]	5.800	05/01/2022	05/01/2013	A	3,414,480
9,000,000	Courtland, AL Industrial Devel. Board (International Paper Company)[1]	6.250	08/01/2025	08/01/2013	A	9,420,750
200,000	Cullman County, AL Health Care Authority (Cullman Regional Medical Center)[1]	7.000	02/01/2036	02/01/2019	A	212,300
3,975,000	Fairfield, AL GO	6.000	06/01/2031	04/01/2022	A	4,218,668
7,470,000	Huntsville, AL Health Care Authority, Series A1	5.500	06/01/2025	06/01/2020	A	8,459,177
5,260,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250	01/01/2018	01/01/2014	A	5,275,885
4,180,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250	01/01/2019	01/01/2014	A	4,190,283
6,860,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.500	01/01/2021	01/01/2014	A	6,872,691
345,000	Jefferson County, AL Limited Obligation School Warrants[1]	5.000	01/01/2024	01/01/2014	A	345,607
460,000	Jefferson County, AL Limited Obligation School Warrants[1]	5.250	01/01/2023	01/01/2014	A	460,782
2,095,000	Jefferson County, AL Sewer[1]	5.250	02/01/2014	08/01/2012	A	2,115,761
2,485,000	Jefferson County, AL Sewer[1]	5.250	02/01/2015	08/01/2012	A	2,509,626
9,840,000	Jefferson County, AL Sewer[1]	5.250	02/01/2016	08/01/2012	A	9,928,658
290,000	Jefferson County, AL Sewer[1]	5.625	02/01/2022	07/18/2021	B	184,205
50,000	Mobile, AL Limited Obligation Tax[1]	5.500	02/15/2023	07/29/2012	A	51,090

1	Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Alabama Continued
$7,000,000	Phenix City, AL Industrial Devel. Board (Meadwestvaco)[1]	6.350%	05/15/2035	07/29/2012	A	$7,066,850
115,000	Satsuma, AL Waterworks & Sewer Board[1]	6.000	07/01/2025	07/29/2012	A	115,190
500,000	Selma, AL Industrial Devel. Board (International Paper Company)[1]	6.700	03/01/2024	07/29/2012	A	501,900

						75,944,406
Alaska–0.3%
10,000	AK Industrial Devel. & Export Authority (Lake Dorothy Hydroelectric)	5.250	12/01/2021	07/29/2012	A	10,007
500,000	AK Industrial Devel. & Export Authority (Snettisham)	5.500	01/01/2017	07/29/2012	A	501,120
305,000	AK Industrial Devel. & Export Authority (Snettisham)	6.000	01/01/2015	07/29/2012	A	305,961
15,755,000	AK Northern Tobacco Securitization Corp. (TASC)[1]	4.625	06/01/2023	09/07/2014	B	15,588,155

						16,405,243
Arizona–1.9%
2,270,000	Apache County, AZ IDA (Tucson Electric Power Company)[1]	5.875	03/01/2033	07/13/2012	A	2,274,971
36,075,000	AZ Health Facilities Authority (Banner Health System)[2]	6.000	01/01/2030	11/13/2013	A	36,918,774
5,000,000	AZ Health Facilities Authority (Banner Health System)[1]	6.000	01/01/2030	01/01/2013	A	5,116,850
1,000,000	Glendale, AZ Western Loop Public Facilities[1]	7.000	07/01/2028	01/01/2014	A	1,082,280
12,500,000	Glendale, AZ Western Loop Public Facilities[1]	7.000	07/01/2033	01/01/2014	A	13,528,500
1,375,000	Goodyear, AZ IDA Water & Sewer (Litchfield Park Service Company)	6.750	10/01/2031	10/01/2012	A	1,375,866
2,815,000	Greater AZ Devel. Authority (Santa Cruz County Jail)[1]	5.250	08/01/2031	08/01/2018	A	3,027,786
1,320,000	Hassayampa, AZ Community Facilities District (Hassayampa Village Community)	7.750	07/01/2021	12/19/2012	A	1,346,215
1,365,000	Litchfield Park, AZ Community Facility District	6.375	07/15/2026	07/29/2012	A	1,365,259
545,000	Maricopa County, AZ IDA (Christian Care Mesa II)	6.000	01/01/2014	04/10/2013	B	536,716
15,000	Maricopa County, AZ IDA (Whispering Palms Apartments)[1]	5.600	07/01/2013	07/01/2013		14,996
7,000,000	Maricopa County, AZ Pollution Control Corp. (Public Service Company of New Mexico)[1]	5.200	06/01/2043	06/01/2020	C	7,710,080
3,530,000	Mohave County, AZ IDA (Mohave Prison)[1]	7.000	05/01/2013	05/01/2013		3,640,842
1,040,000	Phoenix, AZ IDA (Gourmet Boutique West)	5.500	11/01/2017	05/07/2015	B	852,415

2	Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Arizona Continued
$30,000	Pima County, AZ IDA (International Studies Academy)[1]	6.750%	07/01/2031	01/01/2013	A	$30,083
2,500,000	Pima County, AZ IDA (Tucson Electric Power Company)[1]	5.750	09/01/2029	01/12/2015	A	2,655,950
500,000	Pima County, AZ IDA (Tucson Electric Power Company)[1]	6.375	09/01/2029	03/01/2013	A	510,885
2,660,000	Pima County, AZ IDA Water & Wastewater (Global Water Resources)	5.450	12/01/2017	07/30/2015	B	2,765,762
5,000	Scottsdale, AZ IDA (Scottsdale Memorial Hospitals)	5.500	09/01/2012	09/01/2012		5,043
5,115,000	Scottsdale, AZ IDA (SHH/SHC/SHRC/SCIC Obligated Group)[1]	5.250	09/01/2030	09/01/2013	A	5,179,909
300,000	Tucson, AZ IDA (Joint Single Family Mtg.)[1]	5.250	07/01/2038	12/06/2012	A	308,130
1,750,000	Verrado, AZ Community Facilities District No. 1	6.500	07/15/2027	07/15/2013	A	1,757,963
1,650,000	Yavapai County, AZ IDA (Yavapai Regional Medical Center)[1]	6.000	08/01/2033	08/01/2013	A	1,729,679

						93,734,954
Arkansas–0.0%
165,000	AR Devel. Finance Authority (Madison Industrial Devel./Community Living Obligated Group)[1]	5.800	12/01/2020	07/29/2012	A	165,416
310,000	AR Devel. Finance Authority (Single Family Mtg.)[1]	5.625	01/01/2035	01/01/2016	A	325,333
875,000	Warren, AR Solid Waste Disposal (Potlatch Corp.)[1]	7.500	08/01/2013	07/29/2012	A	875,796

						1,366,545
California–15.9%
635,000	Alameda, CA Corridor Transportation Authority[1]	4.750	10/01/2025	07/29/2012	A	635,210
805,000	Alameda, CA Corridor Transportation Authority[1]	5.000	10/01/2029	07/29/2012	A	805,201
500,000	Alameda, CA Transportation Authority[1]	5.250	10/01/2021	07/29/2012	A	500,580
3,000,000	Antelope Valley, CA Healthcare District[1]	5.200	01/01/2020	07/29/2012	A	3,007,710
4,350,000	Antelope Valley, CA Healthcare District[1]	5.250	09/01/2017	09/01/2014	A	4,438,653
3,160,000	Antelope Valley, CA Union High School District[1]	5.000	08/01/2023	08/01/2022	A	3,778,918
3,440,000	Antelope Valley, CA Union High School District[1]	5.000	08/01/2024	08/01/2022	A	4,060,301
3,735,000	Antelope Valley, CA Union High School District[1]	5.000	08/01/2025	08/01/2022	A	4,380,333

3	Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
California Continued
$6,055,000	Antelope Valley, CA Union High School District[1]	5.000%	08/01/2026	08/01/2022	A	$7,004,666
4,180,000	Antioch, CA Public Financing Authority[1]	5.625	01/01/2022	07/29/2012	A	4,246,755
3,000,000	Antioch, CA Public Financing Authority[1]	5.625	01/01/2027	07/29/2012	A	3,047,910
425,000	CA Communities Transportation Revenue COP[1]	5.000	06/01/2020	06/01/2020		483,918
145,000	CA Communities Transportation Revenue COP[1]	5.000	06/01/2021	06/01/2021		165,296
470,000	CA Communities Transportation Revenue COP[1]	5.000	06/01/2022	06/01/2022		534,484
395,000	CA County Tobacco Securitization Agency (TASC)[1]	5.000	06/01/2026	01/10/2017	B	352,901
15,570,000	CA County Tobacco Securitization Agency (TASC)[1]	5.250	06/01/2021	04/05/2017	B	14,569,160
8,570,000	CA County Tobacco Securitization Agency (TASC)[1]	5.450	06/01/2028	10/28/2024	B	7,492,494
2,455,000	CA County Tobacco Securitization Agency (TASC)[1]	5.500	06/01/2033	09/22/2015	B	2,332,078
3,095,000	CA County Tobacco Securitization Agency (TASC)[1]	5.600	06/01/2036	05/11/2030	B	2,610,911
3,000,000	CA County Tobacco Securitization Agency (TASC)[1]	5.650	06/01/2041	12/17/2034	B	2,506,770
5,150,000	CA County Tobacco Securitization Agency (TASC)[1]	5.750	06/01/2029	05/02/2017	B	5,116,731
9,000,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875	06/01/2027	07/29/2012	A	9,001,440
2,505,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875	06/01/2043	08/06/2024	B	2,386,814
4,520,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000	06/01/2029	11/29/2012	A	4,519,684
135,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000	06/01/2042	08/04/2028	B	127,493
3,755,000	CA County Tobacco Securitization Authority (TASC)[1]	5.625	06/01/2023	07/29/2012	A	3,765,589
9,475,000	CA Dept. of Veterans Affairs Home Purchase[1]	4.900	12/01/2022	12/01/2016	A	9,974,143
490,000	CA GO1	5.000	02/01/2019	07/29/2012	A	491,534
6,955,000	CA GO1	5.000	02/01/2025	02/01/2022	A	8,040,606
7,975,000	CA GO1	5.000	02/01/2026	02/01/2022	A	9,105,377
15,000,000	CA GO1	5.250	10/01/2025	10/01/2021	A	17,583,450
10,430,000	CA GO1	5.250	10/01/2026	10/01/2021	A	12,092,542
175,000	CA GO1	5.250	02/01/2030	07/29/2012	A	175,583
2,400,000	CA GO1	5.375	06/01/2026	12/01/2012	A	2,443,632
3,620,000	CA GO1	6.500	04/01/2033	04/01/2019	A	4,383,205

4	Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
California Continued
$22,795,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	4.500%	06/01/2027	06/18/2018	B	$18,842,803
10,000,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.000	06/01/2021	07/29/2012	A	10,010,000
2,500,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.000	06/01/2033	03/20/2029	B	1,896,650
5,765,000	CA Health Facilities Financing Authority (CHCW)[1]	5.250	03/01/2024	03/01/2016	A	6,144,337
2,220,000	CA Health Facilities Financing Authority (Northern California Presbyterian Homes & Services)[1]	5.125	07/01/2018	07/26/2012	A	2,223,086
300,000	CA Health Facilities Financing Authority (Pomona Valley Hospital Medical Center)	5.750	07/01/2015	07/23/2012	A	300,843
1,450,000	CA Health Facilities Financing Authority (Scripps Health)[1]	5.000	11/15/2026	11/15/2021	A	1,682,392
50,000,000	CA Health Facilities Financing Authority (Stanford Hospital)[2]	5.750	11/15/2031	11/15/2031		59,769,500
540,000	CA HFA (Home Mtg.)[1]	4.100	02/01/2015	02/01/2015		548,046
150,000	CA HFA (Home Mtg.)[1]	4.125	02/01/2015	02/01/2015		151,586
780,000	CA HFA (Home Mtg.)[1]	4.150	02/01/2016	02/01/2016		793,907
175,000	CA HFA (Home Mtg.)[1]	4.300	02/01/2016	02/01/2016		181,024
415,000	CA HFA (Home Mtg.)[1]	4.350	08/01/2017	02/01/2017	A	418,386
6,440,000	CA HFA (Home Mtg.)[1]	4.550	08/01/2021	02/01/2016	A	6,488,300
3,430,000	CA HFA (Home Mtg.)[1]	4.550	08/01/2021	02/01/2016	A	3,455,725
180,000	CA HFA (Home Mtg.)[1]	4.625	02/01/2016	02/01/2016		186,984
2,000,000	CA HFA (Home Mtg.)[1]	4.625	08/01/2016	08/01/2016		2,067,620
5,145,000	CA HFA (Home Mtg.)[1]	4.625	08/01/2026	05/14/2024	B	4,918,723
2,785,000	CA HFA (Home Mtg.)[1]	4.650	08/01/2022	02/01/2017	A	2,824,519
14,475,000	CA HFA (Home Mtg.)[1]	4.950	08/01/2023	02/01/2017	A	14,818,926
5,265,000	CA HFA (Home Mtg.)[1]	5.000	02/01/2042	01/15/2014	A	5,297,538
2,000,000	CA HFA (Home Mtg.)[1]	5.300	08/01/2023	08/01/2017	A	2,051,660
50,000	CA HFA (Home Mtg.)[1]	5.450	08/01/2033	02/01/2018	A	51,599
1,060,000	CA HFA (Home Mtg.)	5.500	02/01/2042	02/01/2016	A	1,093,835
13,355,000	CA HFA (Home Mtg.)[1]	5.500	08/01/2042	09/01/2013	A	13,558,397
115,000	CA HFA (Multifamily Hsg.)[1]	5.950	08/01/2028	07/29/2012	A	115,069
2,010,000	CA HFA, Series C1	5.750	08/01/2030	10/12/2012	A	2,093,596
14,205,000	CA Public Works[1]	5.000	04/01/2025	04/01/2022	A	15,933,606
13,000,000	CA Public Works[1]	5.000	04/01/2026	04/01/2022	A	14,454,830
10,065,000	CA Public Works[1]	5.375	03/01/2023	03/01/2020	A	11,510,233
3,000,000	CA Public Works[1]	5.375	03/01/2024	03/01/2020	A	3,403,080
10,225,000	CA Public Works[1]	6.625	11/01/2034	04/17/2019	A	12,398,324
4,165,000	CA Public Works (California State Prisons)[1]	5.250	10/01/2022	10/01/2021	A	4,880,505

5	Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
California Continued
$4,000,000	CA Public Works (California State Prisons)[1]	5.250%	10/01/2023	10/01/2021	A	$4,624,440
2,870,000	CA Public Works (California State Prisons)[1]	5.250	10/01/2025	10/01/2021	A	3,262,788
5,215,000	CA Public Works (Dept. of Corrections & Rehabilitations)[1]	5.000	06/01/2022	06/01/2022		6,067,235
8,420,000	CA Public Works (Dept. of Corrections & Rehabilitations)[1]	5.000	06/01/2027	06/01/2022	A	9,305,700
4,500,000	CA Public Works (Dept. of General Services)[1]	5.000	12/01/2027	12/01/2012	A	4,574,340
1,500,000	CA Public Works (Dept. of General Services)[1]	6.125	04/01/2028	04/01/2019	A	1,752,660
7,000,000	CA Public Works (Judicial Council)[1]	5.250	12/01/2025	12/01/2021	A	7,972,790
2,000,000	CA Public Works (Judicial Council)[1]	5.250	12/01/2026	12/01/2021	A	2,260,980
5,000,000	CA Public Works (Various Capital Projects)[1]	5.000	04/01/2024	04/01/2022	A	5,665,900
3,075,000	CA Public Works (Various Capital Projects)[1]	5.000	04/01/2027	04/01/2022	A	3,395,723
3,000,000	CA Public Works (Various Capital Projects)[1]	5.250	10/01/2022	10/01/2021	A	3,515,370
5,500,000	CA Public Works (Various Capital Projects)[1]	5.250	10/01/2023	10/01/2021	A	6,358,605
3,055,000	CA Public Works (Various Capital Projects)[1]	5.250	10/01/2024	10/01/2021	A	3,501,702
3,280,000	CA Public Works (Various Capital Projects)[1]	5.250	10/01/2025	10/01/2021	A	3,728,901
4,370,000	CA Public Works (Various Capital Projects)[1]	5.250	10/01/2026	10/01/2021	A	4,932,332
70,000	CA Public Works (Various Community Colleges)[1]	5.200	09/01/2017	07/29/2012	A	70,187
600,000	CA Public Works (Various Community Colleges)[1]	5.750	10/01/2030	10/01/2019	A	683,130
1,330,000	CA Statewide CDA (Memorial Health Services/Long Beach Memorial Medical Center Obligated Group)[1]	5.500	10/01/2033	04/01/2013	A	1,383,346
315,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	5.625	05/01/2029	06/06/2016	B	307,774
10,000	CA Veterans GO, Series BZ1	5.350	12/01/2021	07/29/2012	A	10,015
220,000	Carson, CA Public Financing Authority (Remediation)[1]	6.500	10/01/2036	10/01/2019	A	247,324
350,000	Chico, CA Public Financing Authority[1]	5.000	04/01/2019	07/29/2012	A	350,865
3,000,000	Chula Vista, CA Industrial Devel. (San Diego Gas & Electric Company)[1]	5.000	12/01/2027	12/01/2015	A	3,294,900
2,000,000	Chula Vista, CA Industrial Devel. (San Diego Gas & Electric Company)[1]	5.000	12/01/2027	12/01/2015	A	2,196,600

6	Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
California Continued
$11,255,000	Compton, CA Public Finance Authority[1]	5.000%	09/01/2022	09/01/2022		$10,317,909
1,000,000	Contra Costa County, CA Public Financing Authority (Pleasant Hill Bart)[1]	5.125	08/01/2019	07/29/2012	A	1,000,110
3,865,000	Delano, CA Financing Authority (Police Station)[1]	5.000	12/01/2025	12/01/2020	A	4,367,373
3,360,000	Duarte, CA COP (Hope National Medical Center)[1]	5.250	04/01/2019	07/29/2012	A	3,367,459
4,555,000	Duarte, CA COP (Hope National Medical Center)[1]	5.250	04/01/2024	07/29/2012	A	4,560,922
6,575,000	El Centro, CA Financing Authority (El Centro Redevel.)[1]	6.000	11/01/2021	06/23/2017	A	7,420,216
2,500,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)[1]	5.500	09/01/2032	07/29/2012	A	2,554,550
8,000,000	Fontana, CA Special Tax Community Facilities District No. 2-A1	5.250	09/01/2017	09/01/2012	A	8,033,920
2,000,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road[1]	5.850	01/15/2023	01/15/2014	A	2,076,700
750,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road[1]	5.875	01/15/2026	01/15/2014	A	771,525
5,300,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road[1]	5.875	01/15/2026	01/15/2014	A	5,502,831
9,000,000	Fresno, CA Airport	5.800	07/01/2030	07/29/2012	A	9,031,230
2,000,000	Glendale, CA Redevel. Agency Tax Allocation[1]	5.500	12/01/2024	12/01/2016	A	2,101,560
25,000	Lathrop, CA Improvement Bond Act 1915 (Mossdale Village Assessment District 03-1)	5.800	09/02/2018	09/02/2012	A	25,592
4,280,000	Long Beach, CA Bond Finance Authority (Public Safety Facilities)	5.000	11/01/2026	11/01/2012	A	4,319,547
7,060,000	Los Angeles, CA Municipal Improvement Corp.[1]	5.000	03/01/2022	03/01/2022		8,198,919
175,000	Los Angeles, CA Parking System[1]	5.250	05/01/2020	11/01/2012	A	177,203
5,620,000	Los Angeles, CA Regional Airports Improvement Corp. (American Airlines)	7.000	12/01/2012	12/01/2012		5,606,962
1,435,000	Los Angeles, CA Regional Airports Improvement Corp. (Laxfuel Corp.)[1]	5.500	01/01/2032	07/29/2012	A	1,435,818
100,000	Los Angeles, CA State Building Authority[1]	5.300	10/01/2014	07/29/2012	A	100,359
6,750,000	Los Angeles, CA Unified School District COP[1]	5.000	10/01/2024	10/01/2022	A	7,620,143
7,905,000	Los Angeles, CA Unified School District COP[1]	5.000	10/01/2026	10/01/2022	A	8,750,045
8,300,000	Los Angeles, CA Unified School District COP[1]	5.000	10/01/2027	10/01/2022	A	9,138,964

7	Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity**		Value
California Continued
$2,000,000	Los Angeles, CA Unified School District COP (Headquarters Building)[1]	5.000%		10/01/2022	10/01/2022		$2,321,460
7,795,000	Los Angeles, CA Unified School District COP (Headquarters Building)[1]	5.000		10/01/2023	10/01/2022	A	8,910,465
155,000	Maywood, CA Public Financing Authority	7.000		09/01/2028	09/01/2013	A	155,358
3,820,000	Montclair, CA Redevel. Agency Tax Allocation[1]	5.300		10/01/2030	10/01/2012	A	3,835,853
8,715,000	Montebello, CA COP[1]	5.375		11/01/2026	11/01/2012	A	8,759,447
1,000,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax No. 2003-2	5.950		09/01/2034	09/01/2012	A	1,002,450
3,955,000	North City, CA West School Facilities Financing Authority Special Tax[1]	5.000		09/01/2020	09/01/2020		4,604,688
4,155,000	North City, CA West School Facilities Financing Authority Special Tax[1]	5.000		09/01/2021	09/01/2021		4,844,024
2,360,000	North City, CA West School Facilities Financing Authority Special Tax[1]	5.000		09/01/2022	09/01/2022		2,751,902
4,545,000	North City, CA West School Facilities Financing Authority Special Tax[1]	5.000		09/01/2023	09/01/2022	A	5,234,158
1,080,000	North City, CA West School Facilities Financing Authority Special Tax[1]	5.000		09/01/2024	09/01/2022	A	1,228,694
1,080,000	North City, CA West School Facilities Financing Authority Special Tax[1]	5.000		09/01/2025	09/01/2022	A	1,212,872
605,000	North City, CA West School Facilities Financing Authority Special Tax[1]	5.000		09/01/2026	09/01/2022	A	677,400
1,185,000	North City, CA West School Facilities Financing Authority Special Tax[1]	5.000		09/01/2027	09/01/2022	A	1,314,011
11,950,000	Northern CA Gas Authority[1]	0.764	[3]	07/01/2013	07/01/2013		11,901,244
21,855,000	Northern CA Tobacco Securitization Authority (TASC)[1]	4.750		06/01/2023	07/31/2016	B	20,166,264
9,840,000	Northern CA Tobacco Securitization Authority (TASC)[1]	5.375		06/01/2038	07/08/2031	B	7,696,258
1,310,000	Northern, CA Inyo County Local Hospital District[1]	6.000		12/01/2021	05/26/2019	A	1,414,027
250,000	Oakland, CA Building Authority (Elihu M Harris)[1]	5.000		04/01/2017	07/29/2012	A	250,468
5,455,000	Oakland, CA Unified School District[1]	5.000		08/01/2025	08/01/2015	A	5,619,196
9,275,000	Oakland, CA Unified School District[1]	5.250		08/01/2024	08/01/2012	A	9,300,043
1,000,000	Oakland, CA Unified School District	5.500		08/01/2032	08/01/2022	A	1,084,140
1,645,000	Ontario, CA Improvement Bond Act 1915 Assessment District No. 108	7.500		09/02/2020	09/02/2012	A	1,664,148
1,275,000	Pacifica, CA COP[1]	5.000		01/01/2022	01/01/2016	A	1,402,589
100,000	Palm Springs, CA Financing Authority (Palm Springs Regional Airport)[1]	5.500		01/01/2028	07/29/2012	A	100,123

8	Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
California Continued
$4,550,000	Palomar Pomerado, CA Health Care District COP[1]	6.750%	11/01/2039	11/01/2019	A	$5,011,734
1,500,000	Paramount, CA Redevel. Agency Tax Allocation[1]	5.000	08/01/2023	08/01/2013	A	1,525,725
125,000	Perris, CA Public Financing Authority (Central North)[1]	6.750	10/01/2035	10/01/2018	A	137,283
100,000	Port of Oakland, CA1	4.000	11/01/2012	11/01/2012		101,244
6,800,000	Port of Oakland, CA1	5.375	11/01/2027	11/01/2012	A	6,865,348
5,000,000	Porterville, CA COP[1]	5.000	07/01/2030	07/01/2015	A	5,152,400
940,000	Rancho Cucamonga, CA Public Finance Authority	5.000	09/01/2024	09/01/2012	A	969,121
1,895,000	Riverside County, CA Asset Leasing Corp. (Riverside County Hospital)[1]	5.700	06/01/2016	07/29/2012	A	1,920,488
380,000	Riverside County, CA Public Financing Authority COP	5.750	05/15/2019	08/07/2016	B	202,540
220,000	Riverside County, CA Redevel. Agency (215 Corridor Redevel.)[1]	6.500	12/01/2021	12/01/2021		243,848
1,370,000	Sacramento County, CA Hsg. Authority (Verandas Apartments Senior Community)[1]	5.700	03/01/2034	09/01/2012	A	1,373,617
6,050,000	Sacramento, CA City Financing Authority (California EPA Building)	5.250	05/01/2019	07/29/2012	A	6,054,840
3,850,000	Sacramento, CA City Unified School District[1]	5.250	07/01/2023	07/01/2022	A	4,555,590
4,045,000	Sacramento, CA City Unified School District[1]	5.250	07/01/2024	07/01/2022	A	4,697,539
6,750,000	San Diego, CA Convention Center Expansion Financing Authority[1]	5.000	04/15/2026	04/15/2022	A	7,455,780
425,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	6.125	01/01/2027	07/29/2012	A	425,833
4,000,000	San Jose, CA Airport[1]	5.125	03/01/2020	03/01/2014	A	4,203,760
500,000	San Jose, CA Redevel. Agency[1]	5.000	08/01/2026	08/01/2026		486,185
1,910,000	San Marcos, CA Special Tax	5.900	09/01/2028	09/01/2012	A	1,927,668
1,800,000	Santa Rosa, CA Rancheria Tachi Yokut Tribe Enterprise	6.125	03/01/2013	03/01/2013		1,830,294
200,000	Saugus, CA Union School District Special Tax	4.250	09/01/2022	09/01/2022		202,216
185,000	Saugus, CA Union School District Special Tax	4.375	09/01/2023	09/01/2022	A	187,313
125,000	Saugus, CA Union School District Special Tax	4.500	09/01/2024	09/01/2022	A	126,009
100,000	Saugus, CA Union School District Special Tax	4.625	09/01/2025	09/01/2022	A	100,745
500,000	South Bayside, CA Waste Management Authority (Shoreway Environmental)[1]	6.250	09/01/2029	09/01/2019	A	560,080
21,705,000	Southern CA Tobacco Securitization Authority[1]	4.750	06/01/2025	04/24/2016	B	21,354,464

9	Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity**		Value
California Continued
$110,000	Stockton, CA Public Financing Authority (Parking & Capital Projects)[1]	5.375%		09/01/2021	09/01/2021		$106,701
1,105,000	Tejon Ranch, CA Public Facilities Finance Authority Special Tax	5.000		09/01/2022	09/01/2022		1,192,704
1,000,000	Tejon Ranch, CA Public Facilities Finance Authority Special Tax	5.250		09/01/2023	09/01/2022	A	1,090,460
1,075,000	Tejon Ranch, CA Public Facilities Finance Authority Special Tax	5.250		09/01/2024	09/01/2022	A	1,164,816
1,310,000	Tejon Ranch, CA Public Facilities Finance Authority Special Tax	5.250		09/01/2025	09/01/2022	A	1,402,656
5,000,000	University of California[1]	5.000		05/15/2027	05/15/2013	A	5,219,550
6,615,000	Val Verde, CA Unified School District[1]	5.500		08/01/2033	08/01/2018	A	7,256,721
1,000,000	Washington Township, CA Health Care District[1]	5.250		07/01/2029	07/29/2012	A	1,004,510
3,200,000	West Covina, CA Public Financing Authority (Big League Dreams)[1]	5.000		06/01/2030	06/01/2016	A	3,370,208
880,000	Yucaipa, CA Special Tax Community Facilities District No. 98-11	5.000		09/01/2025	09/01/2021	A	941,380

							774,543,817
Colorado–0.7%
65,000	Broomfield, CO Sewer Activity[1]	5.000		12/01/2021	07/29/2012	A	65,861
6,315,000	CO E-470 Public Highway Authority	4.282	[4]	09/01/2022	09/01/2022		3,997,900
1,360,000	CO E-470 Public Highway Authority	4.600	[4]	09/01/2023	09/01/2023		806,521
1,500,000	CO E-470 Public Highway Authority[1]	5.500		09/01/2024	09/01/2015	A	1,619,925
5,000,000	CO E-470 Public Highway Authority[1]	5.500		09/01/2024	09/01/2015	A	5,399,750
1,995,000	CO E-470 Public Highway Authority[1]	5.500		09/01/2024	09/01/2015	A	2,154,500
1,975,000	CO E-470 Public Highway Authority[1]	5.500		09/01/2024	09/01/2015	A	2,132,901
1,500,000	CO Health Facilities Authority (CRC/BCH Obligated Group)[1]	5.500		12/01/2027	12/01/2012	A	1,524,645
2,000,000	CO Health Facilities Authority (Valley View Hospital Association)[1]	5.500		05/15/2028	05/08/2018	A	2,117,520
30,000	CO Hsg. & Finance Authority (Multifamily)[1]	5.450		10/01/2028	07/29/2012	A	30,030
5,000	CO Hsg. & Finance Authority (Multifamily)[1]	5.700		10/01/2021	07/29/2012	A	5,010
20,000	CO Hsg. & Finance Authority (Multifamily)[1]	5.900		10/01/2038	07/29/2012	A	20,023
350,000	CO Hsg. & Finance Authority (Single Family)[1]	5.900		08/01/2023	07/29/2012	A	372,131
10,000	CO Hsg. & Finance Authority (Single Family)[1]	6.300		08/01/2016	08/01/2016		10,412
120,000	CO Hsg. & Finance Authority (Single Family)[1]	6.450		04/01/2030	04/01/2016	A	122,670
445,000	CO Hsg. & Finance Authority (Single Family)[1]	6.900		04/01/2029	10/01/2014	A	465,470

10	Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Colorado Continued
$3,900,000	CO Regional Transportation District (Denver Transportation Partners)[1]	6.000%	01/15/2034	07/15/2020	A	$4,399,044
90,000	CO Water Resources & Power Devel. Authority[1]	5.000	09/01/2019	07/29/2012	A	90,338
925,000	Colorado Springs, CO Hospital[1]	6.375	12/15/2030	07/29/2012	A	926,295
1,950,000	Colorado Springs, CO Hospital (Memorial Health System)[1]	5.750	12/15/2024	12/15/2014	A	2,050,971
55,000	Denver, CO City & County Airport[1]	5.000	11/15/2025	07/29/2012	A	55,170
25,000	Denver, CO City & County Airport[1]	6.125	11/15/2025	07/29/2012	A	25,120
235,000	Eagle County, CO Airport Terminal Corp.	5.050	05/01/2015	03/09/2014	B	238,675
2,650,000	Freemont County, CO COP[1]	5.250	12/15/2022	12/15/2013	A	2,782,765
3,000,000	Park Creek, CO Metropolitan District[1]	5.250	12/01/2025	12/01/2015	A	3,209,040
445,000	Pueblo City-County, CO Library District COP[1]	5.250	12/01/2030	12/01/2012	A	447,608
20,000	Pueblo County, CO Pollution Control (Public Service Company of Colorado)[1]	5.100	01/01/2019	07/29/2012	A	20,024

						35,090,319
Connecticut–0.5%
19,555,000	CT Devel. Authority Pollution Control (Connecticut Light & Power Company)[1]	5.950	09/01/2028	07/29/2012	A	19,726,497
230,000	CT H&EFA (Bridgeport Hospital/Bridgeport Hospital Foundation Obligated Group)	6.500	07/01/2012	07/01/2012		230,081
210,000	CT H&EFA (DKH/CHHC/HNE Obligated Group)[1]	5.375	07/01/2026	07/29/2012	A	210,355
335,000	CT H&EFA (Hospital for Special Care/HSC Community Services/Foundation of Special Care Obligated Group)[1]	5.250	07/01/2027	07/01/2017	A	345,090
5,000	CT H&EFA (New Horizons)	5.875	11/01/2012	07/29/2012	A	5,023
300,000	CT H&EFA (William W Backus Hospital)[1]	5.000	07/01/2017	07/29/2012	A	300,687
130,000	CT HFA, Series C1	5.500	11/15/2035	07/26/2012	A	130,498
100,000	CT Special Obligation Parking (Bradley International Airport Parking Company)[1]	6.500	07/01/2018	07/29/2012	A	100,178
135,000	Eastern CT Res Rec (Wheelabrator Lisbon)[1]	5.500	01/01/2014	07/29/2012	A	135,477
1,165,000	Eastern CT Res Rec (Wheelabrator Lisbon)[1]	5.500	01/01/2020	07/29/2012	A	1,169,380
15,000	Sprague, CT GO1	5.375	09/01/2020	09/01/2012	A	15,089
1,310,000	West Haven, CT Hsg. Authority (Meadow Landing Apartments)[1]	6.000%	01/01/2028	11/19/2014	A	1,334,929

						23,703,284

11	Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Delaware–0.1%
$5,825,000	DE EDA (Delmarva Power & Light Company)[1]	5.200	02/01/2019	07/29/2012	A	$5,845,038
District of Columbia–1.3%
200,000	District of Columbia (James F. Oyster Elementary School)	6.450	11/01/2034	11/01/2012	A	199,978
375,000	District of Columbia (President & Directors of Gonzaga College)[1]	5.375	07/01/2029	07/29/2012	A	375,585
2,500,000	District of Columbia (United Negro College Fund)[1]	6.875	07/01/2040	07/01/2020	A	2,897,250
10,000	District of Columbia HFA (Single Family), Series B1	5.850	12/01/2018	07/26/2012	A	10,038
20,000	District of Columbia HFA (Single Family), Series B1	5.900	12/01/2028	07/26/2012	A	20,077
13,285,000	District of Columbia Tobacco Settlement Financing Corp.	6.250	05/15/2024	07/29/2012	A	13,549,239
24,955,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.500	05/15/2033	01/08/2021	B	27,641,905
17,930,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.750	05/15/2040	07/29/2012	A	18,270,849

						62,964,921
Florida–7.8%
2,890,000	Arborwood, FL Community Devel. District (Centex Homes)	5.250	05/01/2016	05/01/2016		2,792,434
15,000	Baker County, FL Hospital Authority	5.300	12/01/2023	11/04/2019	B	14,420
880,000	Baker County, FL Hospital Authority (Baker County Medical Services)	5.100	12/01/2013	07/29/2012	A	880,484
15,000	Bay County, FL Water System	6.250	09/01/2014	07/29/2012	A	15,073
245,000	Broward County, FL HFA	5.400	10/01/2038	04/01/2016	A	251,120
45,000	Broward County, FL HFA (Golden Villas)[1]	6.750	10/01/2045	04/01/2016	A	47,575
15,000	Broward County, FL HFA (Heron Pointe Apartments)[1]	5.700	11/01/2029	07/29/2012	A	15,018
75,000	Broward County, FL HFA (Praxis of Deerfield Beach III)[1]	5.300	09/01/2023	08/01/2012	A	75,119
90,000	Broward County, FL HFA (Praxis of Deerfield Beach)[1]	5.350	03/01/2031	08/01/2012	A	90,090
30,000	Broward County, FL HFA (Stirling Apartments)[1]	5.300	10/01/2023	07/29/2012	A	30,023
105,000	Broward County, FL HFA (Stirling Apartments)[1]	5.650	10/01/2028	07/29/2012	A	105,060
50,000	Broward County, FL HFA (Venice Homes Apartments)[1]	5.650	01/01/2022	07/29/2012	A	50,079
5,000,000	Broward County, FL School Board[1]	5.000	07/01/2027	07/01/2022	A	5,577,100

12	Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Florida Continued
$375,000	Collier County, FL HFA (Whistlers Green Apartments)[1]	5.400%	12/01/2027	07/29/2012	A	$375,428
240,000	Collier County, FL HFA (Whistlers Green Apartments)[1]	5.450	06/01/2039	07/29/2012	A	240,110
850,000	Collier County, FL IDA (Allete)[1]	6.500	10/01/2025	07/16/2012	A	852,236
1,000,000	Colonial Country Club, FL Community Devel.[1]	6.400	05/01/2033	05/01/2013	A	1,048,680
40,000	Dade County, FL Aviation (Miami International Airport)[1]	5.125	10/01/2027	07/29/2012	A	40,126
515,000	Dade County, FL GO (Seaport)[1]	5.400	10/01/2021	07/29/2012	A	516,720
150,000	Dade County, FL GO (Seaport)[1]	5.450	10/01/2016	07/29/2012	A	150,620
245,000	Dade County, FL GO (Seaport)[1]	5.500	10/01/2026	07/29/2012	A	245,897
1,395,000	Dade County, FL GO (Seaport)[1]	5.750	10/01/2015	07/29/2012	A	1,401,110
70,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	5.900	11/01/2022	07/29/2012	A	70,061
535,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	5.950	11/01/2027	07/29/2012	A	535,257
305,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	6.000	11/01/2032	07/29/2012	A	305,122
770,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	6.050	11/01/2039	07/29/2012	A	770,270
110,000	Dade County, FL HFA (Siesta Pointe Apartments)[1]	5.700	09/01/2022	07/29/2012	A	110,201
180,000	Dade County, FL HFA (Siesta Pointe Apartments)[1]	5.750	09/01/2029	07/29/2012	A	180,223
860,000	Dade County, FL Res Rec	5.500	10/01/2013	07/29/2012	A	863,337
1,165,000	East Homestead FL Community Devel. District	7.250	05/01/2021	05/01/2021		1,251,245
5,000	Enterprise, FL Community Devel. District[1]	6.100	05/01/2016	07/29/2012	A	5,021
11,965,000	Escambia County, FL Environmental Improvement (International Paper Company)[1]	5.750	11/01/2027	11/01/2013	A	12,565,882
4,355,000	Escambia County, FL Health Facilities Authority	5.950	07/01/2020	08/29/2018	B	4,556,506
695,000	Fiddler’s Creek, FL Community Devel. District	5.800	05/01/2021	07/29/2012	A	695,118
800,000	Fiddler’s Creek, FL Community Devel. District	5.875	05/01/2021	07/29/2012	A	800,184
30,000	FL Agriculture & Mechanical University[1]	5.300	07/01/2017	07/29/2012	A	30,108
8,000,000	FL Citizens Property Insurance Corp.[1]	5.000	06/01/2020	06/01/2020		9,001,040
13,000,000	FL Citizens Property Insurance Corp.[1]	5.000	06/01/2021	06/01/2021		14,562,340
22,575,000	FL Citizens Property Insurance Corp.[1]	5.000	06/01/2022	06/01/2022		25,307,930

13	Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity**		Value
Florida Continued
$25,000	FL Correctional Private Commission (350 Bed Youthful) COP[1]	5.000%		08/01/2017	08/01/2012	A	$25,068
500,000	FL HEFFA (Nova Educational Facilities)[1]	5.000		04/01/2020	04/01/2020		556,635
1,000,000	FL HEFFA (Nova Educational Facilities)[1]	5.000		04/01/2022	04/01/2022		1,109,310
1,500,000	FL HEFFA (Nova Educational Facilities)[1]	5.000		04/01/2027	04/01/2022	A	1,601,340
150,000	FL HFA	6.300		09/01/2036	07/29/2012	A	150,095
15,000	FL HFA (Brittany of Rosemont)	6.050		07/01/2015	07/25/2012	A	15,023
20,000	FL HFA (Grand Court Apartments)[1]	5.300		08/15/2031	07/29/2012	A	20,019
35,000	FL HFA (Homeowner Mtg.)[1]	5.900		07/01/2029	07/29/2012	A	35,399
110,000	FL HFA (Hsg. Partners of Gainesville)	5.600		07/01/2027	07/29/2012	A	110,017
50,000	FL HFA (Landings at Sea Forest)	5.850		12/01/2018	07/29/2012	A	50,054
215,000	FL HFA (Landings at Sea Forest)	6.050		12/01/2036	07/29/2012	A	215,101
220,000	FL HFA (Reserve at Kanapaha)	5.500		07/01/2020	07/29/2012	A	220,145
80,000	FL HFA (Reserve at North Shore)	5.500		11/01/2020	07/29/2012	A	80,053
25,000	FL HFA (Reserve at North Shore)	5.600		11/01/2027	07/29/2012	A	25,004
110,000	FL HFA (Spinnaker Cove Apartments)	6.375		07/01/2026	07/29/2012	A	110,088
2,665,000	FL HFA (St. Cloud Village Associates)	5.950		02/01/2030	07/29/2012	A	2,667,638
75,000	FL HFA (Stoddert Arms Apartments)	6.300		09/01/2036	07/29/2012	A	75,044
160,000	FL HFA (Villas of Capri)[1]	6.100		04/01/2017	07/29/2012	A	160,419
70,000	FL HFA (Wentworth Apartments)[1]	5.300		05/01/2039	07/29/2012	A	70,018
1,095,000	FL HFA (Wentworth Apartments)[1]	5.375		11/01/2029	07/29/2012	A	1,095,953
20,000	FL HFA (Wentworth Apartments)[1]	5.400		11/01/2034	07/29/2012	A	20,008
50,000	FL HFA (Westlake Apartments)[1]	5.300		09/01/2031	07/29/2012	A	50,045
15,000	FL HFA (Windchase Apartments)	5.750		12/01/2017	07/29/2012	A	15,016
60,000	FL HFA (Windchase Apartments)	6.000		06/01/2039	07/29/2012	A	60,023
145,000	FL HFA (Windchase Apartments)	6.000		06/01/2039	07/29/2012	A	145,045
50,000	FL HFA (Windchase Apartments), Series C	5.900		12/01/2027	07/29/2012	A	50,020
15,000	FL HFA (Worthington Apartments)	5.950		12/01/2015	07/29/2012	A	15,022
280,000	FL HFA (Worthington Apartments)	6.050		12/01/2025	07/29/2012	A	280,160
420,000	FL HFA (Worthington Apartments)	6.200		12/01/2035	07/29/2012	A	420,214
15,000	FL HFC (Andrews Place Apartments)[1]	5.000		11/01/2033	11/01/2013	A	15,167
180,000	FL HFC (Ashton Lake Apartments)[1]	5.700		07/01/2033	07/29/2012	A	180,216
125,000	FL HFC (Ashton Lake Apartments)[1]	5.875		01/01/2041	07/29/2012	A	125,140
25,000	FL HFC (Ashton Point Apartments)[1]	5.750		07/01/2036	07/29/2012	A	25,028
380,000	FL HFC (Bernwood Trace Associates)	5.833	[4]	12/01/2029	07/29/2012	A	134,676
320,000	FL HFC (Brittany of Rosemont)	6.250		07/01/2035	07/29/2012	A	320,134
50,000	FL HFC (Deer Meadows Apartments)[1]	5.800		11/01/2019	08/01/2012	A	50,103

14	Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity**	Value
Florida Continued
$40,000	FL HFC (Deer Meadows Apartments)[1]	5.875%		11/01/2025	08/01/2012A	$40,063
20,000	FL HFC (Grande Court Apartments)[1]	5.375		02/15/2035	07/29/2012A	20,017
15,000	FL HFC (Hampton Court Apartments)[1]	5.600		03/01/2032	07/29/2012A	15,018
1,530,000	FL HFC (Homeowner Mtg.)[1]	5.200		07/01/2028	07/01/2017A	1,618,220
3,130,000	FL HFC (Homeowner Mtg.)[1]	5.750		01/01/2037	08/10/2012A	3,180,800
20,000	FL HFC (Logan’s Pointe Apartments)[1]	5.900		12/01/2019	07/29/2012A	20,043
4,590,000	FL HFC (Logan’s Pointe Apartments)[1]	6.000		06/01/2039	07/29/2012A	4,596,105
185,000	FL HFC (Logan’s Pointe Apartments)	6.276	[4]	12/01/2029	07/29/2012A	61,831
25,000	FL HFC (Marina Bay Apartments)[1]	5.750		08/01/2033	07/29/2012A	25,031
15,000	FL HFC (Marina Bay Apartments)[1]	5.800		08/01/2036	07/29/2012A	15,015
125,000	FL HFC (Peacock Run Apartments)[1]	5.400		08/01/2042	08/01/2012A	125,098
350,000	FL HFC (Raceway Pointe Apartments)[1]	5.950		09/01/2032	09/01/2012A	350,452
110,000	FL HFC (Raceway Pointe Partners)[1]	5.750		09/01/2027	09/01/2012A	110,096
15,000	FL HFC (River Trace Senior Apartments)[1]	5.700		07/01/2035	07/29/2012A	15,017
20,000	FL HFC (Sanctuary Winterlakes)[1]	5.850		09/01/2026	07/29/2012A	20,031
40,000	FL HFC (Sundance Pointe Associates)[1]	5.750		08/01/2033	07/29/2012A	40,048
50,000	FL HFC (Waverly Apartments)[1]	6.200		07/01/2035	07/29/2012A	50,076
295,000	FL HFC (Westwood Apartments)[1]	5.450		02/01/2041	07/29/2012A	295,230
40,000	FL HFC (Winterlakes Sanctuary), Series H-1[1]	6.000		09/01/2032	07/29/2012A	40,060
265,000	FL HFC (Woodridge Apartments)	5.850		10/01/2033	07/29/2012A	265,066
35,000	FL HFC (Woodridge Apartments)	6.000		10/01/2039	07/29/2012A	35,011
45,000	FL HFC (Woods Vero Beach)[1]	5.750		10/01/2024	07/29/2012A	45,052
435,000	FL Municipal Loan Council[1]	5.375		11/01/2030	07/29/2012A	435,574
15,000	FL Municipal Loan Council	5.750		11/01/2013	07/29/2012A	15,057
25,000	FL State Board of Regents (Florida International University)[1]	5.375		07/01/2016	07/29/2012A	25,102
20,000	FL Water Pollution Control[1]	5.500		01/15/2014	07/29/2012A	20,085
10,000	Gainesville, FL Utilities System	6.000		10/01/2014	07/29/2012A	10,047
1,030,000	Greater Orlando, FL Aviation Authority[5]	5.000		10/01/2026	10/01/2022A	1,142,888
1,080,000	Greater Orlando, FL Aviation Authority[5]	5.000		10/01/2027	10/01/2022A	1,193,033
155,000	Greater Orlando, FL Aviation Authority[1]	5.125		10/01/2021	10/01/2012A	156,418
405,000	Gulf Breeze, FL GO	6.050		12/01/2015	07/29/2012A	406,377
1,640,000	Halifax, FL Hospital Medical Center[1]	5.250		06/01/2026	06/01/2016A	1,733,004

15	Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**	Value
Florida Continued
$3,500,000	Hialeah Gardens, FL Health Facilities Authority (SJRNC/VMNRC/SJR/ CHFTEH/SANC Obligated Group)[1]	5.250%	08/15/2024	08/15/2017A	$3,723,545
20,000	Hialeah, FL Hsg. Authority[1]	5.300	12/20/2018	07/29/2012A	20,245
525,000	Highlands, FL Community Devel. District	7.090	05/01/2020	05/01/2020	262,952
300,000	Hillsborough County, FL IDA (H. Lee Moffitt Cancer & Research Institute)[1]	5.500	09/01/2016	09/01/2012A	301,683
2,000,000	Hillsborough County, FL IDA (National Gypsum Company)	7.125	04/01/2030	10/01/2012A	2,001,440
350,000	Hillsborough County, FL IDA (Tampa Electric Company)[1]	5.500	10/01/2023	10/01/2012A	353,759
1,000,000	Hillsborough County, FL IDA (Tampa General Hospital)[1]	5.250	10/01/2024	10/01/2013A	1,038,680
7,000,000	Hillsborough County, FL School Board[1]	4.750	10/01/2021	10/01/2015A	7,371,420
7,815,000	Hillsborough County, FL School Board[1]	4.750	10/01/2022	10/01/2015A	8,193,246
4,165,000	Hillsborough County, FL School Board[1]	5.000	10/01/2020	10/01/2015A	4,439,598
95,000	Jacksonville, FL Capital Improvement (Gator Bowl)	5.250	10/01/2025	07/29/2012A	95,349
3,665,000	Jacksonville, FL EDC (Met Packaging Solutions)[1]	5.500	10/01/2030	10/01/2015A	3,789,134
10,555,000	Jacksonville, FL EDC (Met Packaging Solutions)[1]	5.875	06/01/2025	06/01/2016A	11,353,697
2,910,000	Jacksonville, FL EDC (Met Packaging Solutions)[1]	5.875	06/01/2031	06/01/2016A	3,077,994
10,000,000	Jacksonville, FL EDC (Metropolitan Parking Solutions)[1]	5.750	10/01/2024	10/01/2015A	10,622,700
25,600,000	Jacksonville, FL Port Authority[1]	6.000	11/01/2038	11/01/2012A	26,043,392
2,000,000	Jacksonville, FL Sales Tax (Better Jacksonville)[1]	5.000	10/01/2026	10/01/2022A	2,290,500
5,000,000	Jacksonville, FL Sales Tax (Better Jacksonville)[1]	5.000	10/01/2028	10/01/2022A	5,639,050
5,000	Jacksonville, FL Sales Tax (River City Renaissance)[1]	5.125	10/01/2018	07/29/2012A	5,015
2,800,000	Jacksonville, FL Transit[1]	5.000	10/01/2027	10/01/2022A	3,170,748
25,000	Lakeland, FL Light & Water[1]	5.750	10/01/2019	07/29/2012A	27,315
10,000	Lee County, FL COP (Master Lease)	5.125	10/01/2012	07/29/2012A	10,036
6,420,000	Lee County, FL Solid Waste System[1]	5.000	10/01/2020	10/01/2016A	6,672,884
20,000	Manatee County, FL HFA (Single Family Mtg.)[1]	5.300	09/01/2028	09/01/2015A	20,108
10,000	Manatee County, FL HFA (Single Family Mtg.)[1]	5.400	03/01/2029	09/01/2012A	10,439

16	Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Florida Continued
$10,000	Manatee County, FL HFA (Single Family Mtg.)[1]	5.500%	03/01/2035	09/01/2015	A	$10,303
5,000	Manatee County, FL HFA, Series A6	9.125	06/01/2016	06/20/2014	B	4,000
15,000	Manatee County, FL Port Authority	5.400	10/01/2013	07/29/2012	A	15,058
25,000	Martin County, FL Health Facilities Authority (Martin Memorial Medical Center)[1]	5.250	11/15/2017	07/29/2012	A	25,047
35,000	Martin County, FL Health Facilities Authority (Martin Memorial Medical Center)[1]	5.250	11/15/2020	07/29/2012	A	35,051
10,125,000	Martin County, FL IDA (Indiantown Cogeneration)[1]	7.875	12/15/2025	07/29/2012	A	10,163,880
270,000	Martin County, FL IDA (Indiantown Cogeneration)[1]	8.050	12/15/2025	07/29/2012	A	271,037
225,000	Miami Beach, FL Health Facilities Authority (Mt. Sinai Medical Center of Florida)[1]	5.375	11/15/2028	07/29/2012	A	225,268
5,740,000	Miami, FL (Homeland Defense)[1]	5.000	01/01/2026	01/01/2017	A	5,958,924
55,000	Miami, FL Community Redevel. (Southeast Overtown/Park West)[1]	8.500	10/01/2015	07/29/2012	A	55,246
25,000	Miami-Dade County, FL Aviation[1]	5.250	10/01/2015	07/29/2012	A	25,071
20,000	Miami-Dade County, FL Aviation	5.250	10/01/2016	07/29/2012	A	20,053
50,000	Miami-Dade County, FL Aviation[1]	5.250	10/01/2017	07/29/2012	A	50,122
100,000	Miami-Dade County, FL Aviation[1]	5.250	10/01/2018	07/29/2012	A	100,212
15,000	Miami-Dade County, FL Aviation (Miami International Airport)[1]	5.250	10/01/2022	10/01/2012	A	15,095
350,000	Miami-Dade County, FL Aviation (Miami International Airport)[1]	5.375	10/01/2023	10/01/2012	A	352,226
2,650,000	Miami-Dade County, FL Aviation (Miami International Airport)[1]	5.375	10/01/2025	10/01/2012	A	2,664,655
250,000	Miami-Dade County, FL Aviation (Miami International Airport)[1]	5.750	10/01/2017	10/01/2012	A	252,478
5,000,000	Miami-Dade County, FL Aviation (Miami International Airport)[1]	5.750	10/01/2018	10/01/2012	A	5,046,050
395,000	Miami-Dade County, FL Aviation (Miami International Airport)[1]	5.750	10/01/2019	10/01/2012	A	398,571
3,500,000	Miami-Dade County, FL Aviation (Miami International Airport)[1]	5.750	10/01/2020	10/01/2012	A	3,529,715
100,000	Miami-Dade County, FL Aviation (Miami International Airport)[1]	5.750	10/01/2024	07/29/2012	A	100,875
4,325,000	Miami-Dade County, FL Aviation (Miami International Airport)[1]	6.000	10/01/2024	10/01/2012	A	4,356,140
5,310,000	Miami-Dade County, FL Aviation (Miami International Airport)[1]	6.000	10/01/2029	10/01/2012	A	5,341,488
15,000	Miami-Dade County, FL HFA (Country Club Villas Apartments)[1]	6.000	10/01/2015	07/29/2012	A	15,036

17	Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity**		Value
Florida Continued
$35,000	Miami-Dade County, FL HFA (Country Club Villas Apartments)[1]	6.050%		10/01/2019	07/29/2012	A	$35,074
35,000	Miami-Dade County, FL HFA (Country Club Villas Apartments)[1]	6.100		10/01/2029	07/29/2012	A	35,051
4,960,000	Miami-Dade County, FL HFA (Country Club Villas Apartments)[1]	6.200		10/01/2039	07/29/2012	A	4,966,746
1,220,000	Miami-Dade County, FL HFA (Homeownership Mtg.)[1]	5.450		10/01/2038	05/15/2014	A	1,248,328
200,000	Miami-Dade County, FL HFA (Marbrisa Apartments)[1]	6.050		08/01/2029	08/01/2012	A	200,138
1,335,000	Miami-Dade County, FL HFA (Sunset Bay Apartments)[1]	6.050		01/01/2041	01/01/2013	A	1,345,787
3,280,000	Miami-Dade County, FL IDA (BAC Funding Corp.)	5.250		10/01/2020	10/01/2012	A	3,318,540
100,000	Miami-Dade County, FL Special Obligation (Courthouse Center)[1]	4.750		04/01/2018	07/29/2012	A	100,334
20,000	Miami-Dade County, FL Special Obligation, Series B	5.426	[4]	10/01/2031	04/01/2016	A	6,845
15,000	Miami-Dade County, FL Stormwater Utility[1]	5.000		04/01/2019	07/29/2012	A	15,047
25,000	Miami-Dade County, FL Stormwater Utility[1]	5.000		04/01/2024	07/29/2012	A	25,071
200,000	Miami-Dade County, FL Water & Sewer	5.000		10/01/2029	07/29/2012	A	200,550
5,000	North Palm Beach Heights, FL Water Control District, Series A	6.500		10/01/2012	07/29/2012	A	5,026
15,000	North Palm Beach Heights, FL Water Control District, Series B	6.500		10/01/2012	07/29/2012	A	15,078
195,000	Oakland, FL Charter School	6.950		12/01/2015	07/04/2014	B	202,593
25,000	Okaloosa County, FL Airport[1]	5.500		10/01/2023	10/01/2013	A	25,270
930,000	Orange County, FL HFA[1]	5.650		09/01/2034	09/01/2013	A	935,013
15,000	Orange County, FL HFA (Homeowner)[1]	5.000		09/01/2017	09/01/2012	A	15,051
40,000	Orange County, FL HFA (Loma Vista)[1]	5.400		09/01/2019	07/29/2012	A	40,024
15,000	Orange County, FL HFA (Loma Vista)[1]	5.450		09/01/2024	07/29/2012	A	15,004
120,000	Orange County, FL HFA (Loma Vista)[1]	5.500		03/01/2032	09/01/2012	A	119,994
825,000	Orange County, FL HFA (Seminole Pointe)[1]	5.650		12/01/2017	12/01/2012	A	827,772
12,865,000	Orlando & Orange County, FL Expressway Authority[1]	5.000		07/01/2030	07/01/2013	A	13,153,305
1,520,000	Orlando, FL Community Redevel. Agency (Conroy Road District)[1]	5.000		04/01/2022	04/01/2022		1,703,373
1,095,000	Orlando, FL Community Redevel. Agency (Conroy Road District)[1]	5.000		04/01/2023	04/01/2022	A	1,213,457
1,200,000	Orlando, FL Tourist Devel. Tax[1]	5.250		11/01/2023	11/01/2017	A	1,291,404

18	Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Florida Continued
$120,000	Palm Beach County, FL Health Facilities Authority (ACTS Retirement/Life Communities)[1]	5.125%	11/15/2029	07/25/2012	A	$120,424
165,000	Palm Beach County, FL Health Facilities Authority (Boca Raton Community Hospital)[1]	5.500	12/01/2021	12/01/2012	A	165,602
325,000	Palm Beach County, FL Health Facilities Authority (Boca Raton Community Hospital)[1]	5.625	12/01/2031	12/01/2012	A	325,553
130,000	Palm Beach County, FL Health Facilities Authority (Jupiter Medical Center)[1]	5.250	08/01/2018	07/29/2012	A	130,346
210,000	Palm Beach County, FL Health Facilities Authority (Jupiter Medical Center)[1]	5.250	08/01/2023	07/29/2012	A	210,384
10,000	Palm Beach County, FL HFA (Chelsea Commons Apartments)[1]	5.600	12/01/2012	07/29/2012	A	10,032
140,000	Palm Beach County, FL HFA (Chelsea Commons Apartments)	5.800	12/01/2017	07/29/2012	A	141,327
400,000	Palm Beach County, FL HFA (Chelsea Commons Apartments)[1]	5.850	12/01/2022	07/29/2012	A	400,788
250,000	Palm Beach County, FL HFA (Chelsea Commons Apartments)[1]	5.900	06/01/2029	07/29/2012	A	250,340
175,000	Palm Beach County, FL HFA (Golden Lake Hsg. Assoc.)[1]	6.100	08/01/2029	07/29/2012	A	175,285
130,000	Palm Beach County, FL HFA (Pinnacle Palms Apartments)[1]	5.650	07/01/2031	07/20/2012	A	130,354
815,000	Palm Beach County, FL HFA (Windsor Park Apartments)[1]	5.850	12/01/2033	07/29/2012	A	815,660
195,000	Palm Beach County, FL HFA (Windsor Park Apartments)[1]	5.900	06/01/2038	07/29/2012	A	195,137
1,000,000	Palm Glades, FL Community Devel. District Special Assessment	7.250	08/01/2016	08/01/2016		970,630
60,000	Pasco County, FL HFA (Pasco Woods)[1]	5.700	08/01/2019	07/29/2012	A	60,116
850,000	Pasco County, FL HFA (Pasco Woods)[1]	5.800	08/01/2029	07/29/2012	A	851,020
2,575,000	Pinellas County, FL Educational Facilities Authority (Eckerd College)	5.250	10/01/2029	10/01/2016	A	2,654,696
1,200,000	Pinellas County, FL HFA (Oaks of Clearwater)[1]	6.250	06/01/2034	12/01/2013	A	1,232,148
2,800,000	Pinellas County, FL HFA (Oaks of Clearwater)[1]	6.375	06/01/2019	10/30/2013	A	2,919,924
860,000	Poinciana, FL West Community Devel. Disctrict	5.875	05/01/2022	05/01/2017	A	870,913
25,000	Port Palm Beach, FL District	5.300	09/01/2014	07/29/2012	A	25,061
50,000	Port Palm Beach, FL District[1]	5.375	09/01/2017	07/29/2012	A	50,100
20,000	Port Palm Beach, FL District[1]	5.500	09/01/2019	07/29/2012	A	20,034

19	Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Florida Continued
$535,000	Port Palm Beach, FL District[1]	5.500%	09/01/2024	07/29/2012	A	$535,551
285,000	Santa Rosa Bay, FL Bridge Authority	6.250	07/01/2028	03/11/2026	B	156,451
10,025,000	Seminole Tribe, FL Special Obligation[1]	5.750	10/01/2022	10/01/2017	A	10,694,269
1,150,000	South Lakes County, FL Hospital District (South Lake Hospital)[1]	6.375	10/01/2034	10/01/2013	A	1,216,919
360,000	South-Dade, FL Venture Community Devel. District[1]	4.250	05/01/2020	05/01/2020		365,504
1,280,000	St. Johns County, FL IDA (World Golf Foundation)[1]	5.500	09/01/2016	09/01/2012	A	1,287,181
25,000	St. Johns County, FL IDA (World Golf Foundation)[1]	5.500	03/01/2017	07/29/2012	A	25,059
1,420,000	St. Johns County, FL IDA (World Golf Foundation)[1]	5.500	09/01/2017	09/01/2012	A	1,427,128
1,300,000	St. Johns County, FL IDA (World Golf Foundation)[1]	5.500	09/01/2018	09/01/2012	A	1,305,863
20,000	St. Petersburg Beach, FL GO	5.250	10/01/2013	07/29/2012	A	20,081
2,865,000	Sumter Landing, FL Community Devel. District[1]	5.000	10/01/2020	06/06/2015	A	2,972,753
4,650,000	Tallahassee, FL Health Facilities (Tallahassee Memorial Healthcare)[1]	6.250	12/01/2020	07/29/2012	A	4,695,245
80,000	Tallahassee, FL Health Facilities (Tallahassee Memorial Healthcare)[1]	6.375	12/01/2030	07/29/2012	A	80,114
55,000	Tallahassee, FL Health Facilities (Tallahassee Memorial Medical Center)[1]	6.000	12/01/2015	07/29/2012	A	55,252
1,000,000	Tamarac, FL Industrial Devel. (Sunbelt Precision Products)	6.500	08/01/2017	08/01/2012	A	999,970
2,910,000	Tampa, FL Health System[1]	5.250	11/15/2021	05/15/2020	A	3,340,069
3,065,000	Tampa, FL Health System[1]	5.250	11/15/2022	05/15/2020	A	3,480,859
3,400,000	Tampa, FL Health System[1]	5.250	11/15/2024	05/15/2020	A	3,778,998
3,575,000	Tampa, FL Health System[1]	5.250	11/15/2025	05/15/2020	A	3,953,342
3,760,000	Tampa, FL Health System[1]	5.250	11/15/2026	05/15/2020	A	4,124,795
15,745,000	Tampa, FL Health System (Baycare Health System)[1]	5.000	11/15/2026	05/15/2022	A	18,007,871
25,000	University of South Florida (University Bookstore)[1]	6.000	07/01/2014	07/29/2012	A	25,105
4,000,000	Village Center, FL Community Devel. District[1]	5.250	10/01/2023	10/01/2013	A	4,121,320
1,040,000	Village Center, FL Community Devel. District Recreational[1]	5.200	11/01/2025	11/01/2012	A	1,041,425
14,410,000	Village Center, FL Community Devel. District Recreational[1]	5.375	11/01/2034	11/01/2015	A	14,635,228
155,000	Village, FL Community Devel. District[1]	5.000	05/01/2019	11/01/2012	A	155,986
435,000	Village, FL Community Devel. District	7.625	05/01/2017	07/18/2012	A	440,559

20	Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Florida Continued
$10,000	Volusia County, FL HFA (Spring Arbor Apartments)[1]	5.200%	08/01/2023	07/29/2012	A	$10,014
1,000,000	Waterford Estates, FL Community Devel. District Special Assessment[6]	5.125	05/01/2013	05/01/2013		298,300
663,844	Watergrass, FL Community Devel. District Special Assessment	6.960	11/01/2017	11/01/2017		620,747

						380,068,009
Georgia–1.1%
55,000	Acworth, GA Hsg. Authority (Wingate Falls Apartments)[1]	6.125	03/01/2017	07/29/2012	A	55,141
115,000	Acworth, GA Hsg. Authority (Wingate Falls Apartments)[1]	6.200	03/01/2027	07/29/2012	A	115,207
700,000	Albany-Dougherty, GA Payroll Devel. Authority (Proctor & Gamble Company)[1]	5.300	05/15/2026	07/29/2012	A	700,889
1,000,000	Atlanta, GA Airport[1]	5.000	01/01/2025	01/01/2022	A	1,119,120
1,100,000	Atlanta, GA Airport[1]	5.000	01/01/2026	01/01/2022	A	1,221,638
1,000,000	Atlanta, GA Airport[1]	5.000	01/01/2027	01/01/2022	A	1,104,650
40,000	Atlanta, GA GO1	5.000	12/01/2016	06/09/2016	B	45,772
500,000	Atlanta, GA Tax Allocation (Eastside)[1]	5.625	01/01/2016	01/18/2014	A	545,425
220,000	Atlanta, GA Water & Wastewater Authority[1]	6.000	11/01/2028	11/01/2019	A	260,550
350,000	Atlanta, GA Water & Wastewater Authority[1]	6.250	11/01/2039	11/01/2019	A	414,288
75,000	Carroll County, GA Water Authority[1]	5.000	07/01/2024	07/29/2012	A	75,960
50,000	Chatham County, GA Hospital Authority (Memorial Health University Medical Center/Memorial Health Obligated Group)[1]	5.750	01/01/2029	01/01/2014	A	53,724
95,000	Clayton County, GA Hsg. Authority (Pointe Clear Apartments)[1]	5.650	07/01/2017	07/29/2012	A	95,198
150,000	Clayton County, GA Hsg. Authority (Pointe Clear Apartments)[1]	5.750	07/01/2029	07/29/2012	A	150,186
455,000	Cobb County, GA Hospital Authority (Wellstar Cobb Hospital/CHS Foundation Obligated Group)[1]	5.250	04/01/2024	04/01/2013	A	473,710
15,000	Colquitt County, GA Hospital Authority Anticipation Certificates[1]	5.500	03/01/2016	09/01/2012	A	15,125
8,525,000	East Point, GA (Camp Creek), Series B	8.000	02/01/2026	08/01/2012	A	8,538,043
895,000	Fulton County, GA Devel. Authority (Catholic Health East)[1]	5.250	11/15/2020	05/15/2019	A	1,039,122
915,000	Fulton County, GA Devel. Authority (Catholic Health East)[1]	5.500	11/15/2021	05/15/2019	A	1,064,758

21	Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Georgia Continued
$45,000	Fulton County, GA Devel. Authority (Clark Atlanta University)[1]	5.375%	01/01/2020	04/04/2015	B	$43,294
305,000	Fulton County, GA Devel. Authority (Clark Atlanta University)[1]	5.375	01/01/2020	12/30/2015	B	304,347
15,000,000	GA Environmental Loan Acquisition Corp. (Local Water Authority)[1]	5.125	03/15/2031	03/15/2021	A	17,076,150
2,860,000	GA Main Street Natural Gas	5.000	03/15/2014	03/15/2014		2,983,752
100,000	GA Municipal Assoc. (Atlanta Detention Center)[1]	5.000	12/01/2018	07/29/2012	A	100,302
10,000	GA Municipal Assoc. (Atlanta Detention Center)[1]	5.000	12/01/2023	07/29/2012	A	10,032
1,600,000	GA Private Colleges & University Authority (Mercer University)[1]	5.250	10/01/2027	10/01/2022	A	1,738,720
4,245,000	Lawrenceville, GA Hsg. Authority (Knollwood Park Apartments)[1]	6.250	12/01/2029	08/01/2012	A	4,363,648
15,000	Macon-Bibb County, GA Industrial Authority	6.000	05/01/2013	07/29/2012	A	15,065
140,000	Macon-Bibb County, GA Industrial Authority[1]	6.100	05/01/2018	07/29/2012	A	140,406
270,000	Monroe County, GA Devel. Authority[1]	5.000	11/01/2023	11/01/2012	A	273,499
2,205,000	Randolph County, GA GO1	5.000	04/01/2022	04/01/2022		2,448,895
2,090,000	Randolph County, GA GO1	5.000	04/01/2027	04/01/2022	A	2,196,068
65,000	Richmond County, GA Devel. Authority (International Paper Company)[1]	5.400	02/01/2023	07/29/2012	A	65,033
50,000	Richmond County, GA Devel. Authority (International Paper Company)[1]	5.800	12/01/2020	07/29/2012	A	50,060
195,000	Richmond County, GA Devel. Authority (International Paper Company)[1]	6.250	02/01/2025	07/29/2012	A	196,642
120,000	Vienna, GA Water & Sewer (Tyson Foods)	5.625	09/01/2012	09/01/2012		119,686
4,525,000	Ware County, GA Hospital Authority (Satilla Health Services)[1]	5.500	03/01/2020	07/29/2012	A	4,850,845

						54,064,950
Hawaii–0.2%
10,000	HI Dept. of Budget & Finance Special Purpose (Hawaii Pacific Health)[1]	6.400	07/01/2013	10/04/2012	A	10,140
4,400,000	HI Dept. of Budget & Finance Special Purpose (Hawaiian Electric Company)[1]	4.800	01/01/2025	01/01/2015	A	4,506,744
25,000	HI Dept. of Budget & Finance Special Purpose (Hawaiian Electric Company)[1]	5.500	12/01/2014	07/29/2012	A	25,114

22	Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Hawaii Continued
$545,000	HI Dept. of Budget & Finance Special Purpose (Hawaiian Electric Company)[1]	5.650%	10/01/2027	10/01/2012	A	$553,453
4,290,000	HI Harbor System, Series A	5.750	07/01/2029	07/29/2012	A	4,304,243
10,000	HI HFDC (Single Family Mtg.)[1]	5.750	07/01/2030	07/29/2012	A	10,069
25,000	HI Pacific Health (HI Pacific Health/Kapi’olani Medical Center for Women & Children)[1]	5.600	07/01/2033	07/01/2013	A	25,312
375,000	Kuakini, HI Health System (KMC/KHS/KGC/KSS Obligated Group)[1]	6.375	07/01/2032	07/29/2012	A	375,041

						9,810,116
Idaho–0.1%
120,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.300	07/01/2027	01/01/2016	A	125,896
5,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.400	07/01/2018	07/29/2012	A	5,010
10,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.400	07/01/2020	07/29/2012	A	10,159
165,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.400	07/01/2021	07/29/2012	A	166,373
55,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.550	07/01/2016	07/29/2012	A	55,127
10,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.600	07/01/2021	07/29/2012	A	10,206
75,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.625	07/01/2015	07/25/2012	A	75,179
10,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.750	07/01/2016	07/29/2012	A	10,024
10,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)	5.800	01/01/2021	07/29/2012	A	10,100
20,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)	6.000	07/01/2029	07/29/2012	A	20,191
10,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	6.050	01/01/2026	07/29/2012	A	10,018
5,000	ID Hsg. & Finance Assoc. (Single Family Mtg.), Series H-2[1]	6.200	07/01/2028	07/29/2012	A	5,099
10,000	ID Hsg. Agency (Single Family Mtg.)[1]	6.450	07/01/2027	07/29/2012	A	10,047
5,000	Malad, ID Water	5.500	03/01/2014	09/01/2012	A	5,029
1,790,000	Pocatello, ID Devel. Authority Revenue Allocation Tax Increment, Series A	5.500	08/01/2017	02/20/2014	A	1,807,811
1,000,000	Power County, ID Pollution Control (FMC Corp.)[1]	5.625	10/01/2014	07/29/2012	A	1,000,720

						3,326,989
Illinois–11.9%
850,000	Bedford Park, IL Tax	5.125	12/30/2018	01/11/2018	B	845,359

23	Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity**		Value
Illinois Continued
$75,000	Bryant, IL Pollution Control (Central Illinois Light Company)[1]	5.900%		08/01/2023	07/29/2012	A	$75,118
715,000	Bryant, IL Pollution Control (Central Illinois Light Company)[1]	5.900		08/01/2023	07/29/2012	A	716,537
27,500,000	Centerpoint, IL Intermodal Center Program	5.950	[3]	06/15/2023	12/16/2012	A	27,572,875
32,965,000	Chicago, IL Board of Education[2]	5.250		12/01/2024	12/01/2024		37,560,853
12,850,000	Chicago, IL Hsg. Authority[1]	5.000		07/01/2024	07/01/2016	A	14,285,988
5,000	Chicago, IL Metropolitan Hsg. Devel. Corp.[1]	6.850		07/01/2022	07/29/2012	A	5,015
460,000	Chicago, IL Midway Airport[1]	5.750		01/01/2017	07/29/2012	A	461,348
65,000	Chicago, IL Midway Airport, Series A1	5.000		01/01/2028	07/29/2012	A	65,048
30,475,000	Chicago, IL Midway Airport, Series A	5.500		01/01/2029	07/29/2012	A	30,569,473
1,440,000	Chicago, IL Midway Airport, Series B1	5.625		01/01/2029	07/29/2012	A	1,441,757
5,930,000	Chicago, IL Midway Airport, Series B1	5.750		01/01/2022	07/29/2012	A	5,942,038
20,000	Chicago, IL Multifamily Hsg. (Archer Courts Apartments)[1]	5.500		12/20/2019	07/29/2012	A	20,037
75,000	Chicago, IL Multifamily Hsg. (Hearts United Apartments)[1]	5.600		01/01/2041	01/01/2016	A	78,104
25,000	Chicago, IL Multifamily Hsg. (St. Edmund’s Village)[1]	6.125		09/20/2024	07/29/2012	A	25,049
90,000	Chicago, IL O’Hare International Airport[1]	5.000		01/01/2026	07/29/2012	A	90,126
100,000	Chicago, IL O’Hare International Airport[1]	5.250		01/01/2016	07/29/2012	A	100,374
3,410,000	Chicago, IL O’Hare International Airport	5.375		01/01/2019	07/29/2012	A	3,419,684
3,795,000	Chicago, IL O’Hare International Airport	5.500		01/01/2016	07/29/2012	A	3,808,434
350,000	Chicago, IL O’Hare International Airport[1]	5.500		01/01/2018	07/29/2012	A	351,236
150,000	Chicago, IL O’Hare International Airport[1]	5.500		01/01/2019	07/29/2012	A	150,530
3,335,000	Chicago, IL O’Hare International Airport[1]	5.500		01/01/2024	07/29/2012	A	3,344,405
5,000,000	Chicago, IL O’Hare International Airport[1]	5.625		01/01/2020	07/29/2012	A	5,015,250
75,000	Chicago, IL O’Hare International Airport[1]	5.750		01/01/2014	07/29/2012	A	75,260
650,000	Chicago, IL O’Hare International Airport	5.750		01/01/2018	07/29/2012	A	652,600
5,550,000	Chicago, IL O’Hare International Airport	5.750		01/01/2019	07/29/2012	A	5,571,701
11,400,000	Chicago, IL O’Hare International Airport[1]	5.750		01/01/2020	01/01/2014	A	12,024,834
10,000,000	Chicago, IL O’Hare International Airport	5.750		01/01/2021	07/29/2012	A	10,037,400

24	Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Illinois Continued
$8,000,000	Chicago, IL O’Hare International Airport[1]	5.750%	01/01/2023	01/01/2014	A	$8,416,480
59,145,000	Chicago, IL O’Hare International Airport[1]	6.000	01/01/2029	01/01/2014	A	62,804,893
60,000	Chicago, IL O’Hare International Airport (General Airport)[1]	5.250	01/01/2030	01/01/2014	A	61,248
60,000	Chicago, IL O’Hare International Airport (General Airport)[1]	5.250	01/01/2034	01/01/2014	A	61,081
5,000	Chicago, IL O’Hare International Airport (General Airport)	5.500	01/01/2016	07/29/2012	A	5,016
14,250,000	Chicago, IL O’Hare International Airport (General Airport)	5.500	01/01/2022	07/29/2012	A	14,299,163
5,275,000	Chicago, IL O’Hare International Airport (General Airport)	5.750	01/01/2020	07/29/2012	A	5,295,203
15,000	Chicago, IL O’Hare International Airport (General Airport), Series A1	5.250	01/01/2023	07/29/2012	A	15,045
3,645,000	Chicago, IL O’Hare International Airport (General Airport), Series A1	5.375	01/01/2032	07/29/2012	A	3,654,696
110,000	Chicago, IL O’Hare International Airport (General Airport), Series A	5.500	01/01/2016	07/29/2012	A	110,389
10,100,000	Chicago, IL O’Hare International Airport (General Airport)[2]	5.000	01/01/2016	09/27/2012	A	10,132,825
7,055,000	Chicago, IL O’Hare International Airport (Passenger Facility Charge)[1]	5.350	01/01/2026	07/29/2012	A	7,066,923
13,235,000	Chicago, IL O’Hare International Airport (Passenger Facility Charge)[1]	5.375	01/01/2032	07/29/2012	A	13,251,941
100,000	Chicago, IL O’Hare International Airport (Passenger Facility Charge)	5.500	01/01/2022	07/29/2012	A	100,294
2,135,503	Chicago, IL Tax Increment COP (Metramarket Chicago)	6.870	02/15/2024	02/02/2015	A	2,254,771
1,295,000	Cicero, IL GO	5.000	12/01/2023	12/01/2022	A	1,452,550
1,005,000	Cicero, IL GO	5.000	12/01/2024	12/01/2022	A	1,115,450
725,000	Cicero, IL GO	5.000	12/01/2025	12/01/2022	A	796,587
1,500,000	Cicero, IL GO	5.000	12/01/2026	12/01/2022	A	1,638,540
10,100,000	Hodgkins, IL Environmental Improvement (Metropolitan Biosolids Management)[1]	6.000	11/01/2015	07/29/2012	A	10,114,241
125,000	IL Civic Center	5.000	12/15/2013	07/29/2012	A	125,470
50,000	IL COP[1]	5.800	07/01/2017	07/29/2012	A	50,062
1,555,000	IL COP[1]	6.375	07/01/2017	07/29/2012	A	1,557,644
175,000	IL Dept. of Central Management Services COP[1]	6.150	07/01/2013	07/29/2012	A	175,758
65,000	IL Dept. of Central Management Services COP	6.200	07/01/2014	07/29/2012	A	65,284
7,245,000	IL Dept. of Central Management Services COP	6.200	07/01/2017	07/29/2012	A	7,276,661

25	Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Illinois Continued
$255,000	IL Devel. Finance Authority (Adams County Mental Health Center/Adult Comprehensive Human Services Obligated Group)	6.000%	07/01/2015	07/01/2015		$242,844
10,000	IL Devel. Finance Authority (Community Rehabilitation Providers)	5.700	07/01/2019	09/25/2014	B	8,736
5,000	IL Devel. Finance Authority (Community Rehabilitation Providers)	6.050	07/01/2019	07/01/2019		4,460
3,000,000	IL Devel. Finance Authority (Depaul University)[1]	5.250	10/01/2024	10/01/2014	A	3,208,380
25,000	IL Devel. Finance Authority (Local Government Program)[1]	5.350	01/01/2021	07/29/2012	A	25,087
2,105,000	IL Devel. Finance Authority (Provena Health)[1]	5.125	05/15/2023	07/29/2012	A	2,113,462
220,000	IL Devel. Finance Authority (Provena Health)[1]	5.250	05/15/2018	07/29/2012	A	220,913
2,000,000	IL Devel. Finance Authority (Provena Health)	5.750	05/15/2013	07/29/2012	A	2,009,120
4,835,000	IL Devel. Finance Authority (Provena Health)	5.750	05/15/2014	07/29/2012	A	4,857,048
3,250,000	IL Devel. Finance Authority (Provena Health)	5.750	05/15/2015	07/29/2012	A	3,264,820
445,000	IL Devel. Finance Authority (Provena Health)[1]	5.750	05/15/2016	07/29/2012	A	447,029
950,000	IL Devel. Finance Authority (Roosevelt University)[1]	5.250	04/01/2022	04/01/2017	A	985,891
30,000	IL Devel. Finance Authority (Round Lake School 116)	5.450	01/01/2019	07/29/2012	A	30,102
20,000	IL Devel. Finance Authority (Round Lake School 116)[1]	5.800	01/01/2020	07/29/2012	A	20,074
23,605,000	IL Devel. Finance Authority Environmental Facilities (Citgo Petroleum Corp.)[1]	8.000	06/01/2032	07/29/2012	A	23,637,103
425,000	IL Devel. Finance Authority Pollution Control (Amerencips)[1]	5.500	03/01/2014	07/29/2012	A	425,417
1,925,000	IL Devel. Finance Authority Pollution Control (Central Illinois Public Service Company)[1]	5.950	08/15/2026	07/29/2012	A	1,926,213
240,000	IL Devel. Finance Authority Pollution Control (Illinois Power Company)[1]	5.400	03/01/2028	07/29/2012	A	240,185
11,835,000	IL Devel. Finance Authority Pollution Control (Illinois Power Company)[1]	5.700	02/01/2024	07/29/2012	A	11,851,687
80,000	IL Devel. Finance Authority Water Facilities (Northern Illinois Water Company)	5.000	02/01/2028	07/29/2012	A	80,010
1,200,000	IL Educational Facilities Authority (Augustana College)[1]	5.625	10/01/2022	10/01/2012	A	1,204,980

26	Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Illinois Continued
$50,000	IL Educational Facilities Authority (Robert Morris College)[1]	5.250%	06/01/2013	07/29/2012	A	$50,152
50,000	IL Educational Facilities Authority (Robert Morris College)[1]	5.250	06/01/2014	07/29/2012	A	50,146
100,000	IL Educational Facilities Authority (Robert Morris College)	5.375	06/01/2015	07/29/2012	A	100,284
65,000	IL Educational Facilities Authority (Robert Morris College)[1]	5.500	06/01/2017	07/29/2012	A	65,183
3,130,000	IL Finance Authority (Little Company of Mary Hospital and Health Care Centers)[1]	5.500	08/15/2031	08/15/2015	A	3,252,133
100,000	IL Finance Authority (Palos Community Hospital/St. George Corp. Obligated Group)[1]	5.000	05/15/2027	05/15/2017	A	104,437
1,875,000	IL Finance Authority (Presence Health/Provena Senior Services Obligated Group)[1]	6.000	05/01/2028	05/01/2020	A	2,112,319
17,315,000	IL Finance Authority (Resurrection Health)[1]	6.125	05/15/2025	05/15/2019	A	19,637,634
650,000	IL Finance Authority (Roosevelt University)[1]	5.125	04/01/2019	04/01/2017	A	681,343
700,000	IL Finance Authority (Roosevelt University)[1]	5.125	04/01/2020	04/01/2017	A	732,830
170,000	IL Finance Authority (Roosevelt University)[1]	5.400	04/01/2027	04/01/2017	A	175,738
2,125,000	IL Finance Authority (Roosevelt University)[1]	5.750	04/01/2024	10/01/2019	A	2,311,001
2,380,000	IL Finance Authority (RUMC/RCMC/CMH/RCF/TYW Obligated Group)[1]	7.250	11/01/2030	11/01/2018	A	3,004,536
8,085,000	IL Finance Authority (RUMC/RCMC/RCF Obligated Group)[1]	6.625	11/01/2039	05/01/2019	A	9,954,252
20,000	IL Finance Authority (RUMC/RCMC/RCF Obligated Group)[1]	6.750	11/01/2024	11/01/2018	A	23,841
1,170,000	IL Finance Authority (RUMC/RCMC Obligated Group)[1]	7.250	11/01/2030	11/01/2018	A	1,477,020
4,100,000	IL Finance Authority (Silver Cross Hospital and Medical Centers/Silver Cross Health System Obligated Group)[1]	5.500	08/15/2018	12/01/2015	B	4,159,040
1,600,000	IL Finance Authority (Silver Cross Hospital and Medical Centers/Silver Cross Health System Obligated)[1]	6.000	08/15/2025	08/15/2015	A	1,698,144
5,000,000	IL Finance Authority (Swedish Covenant Hospital)[1]	5.750	08/15/2029	02/15/2020	A	5,560,700

27	Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Illinois Continued
$1,100,000	IL GO1	5.000%	08/01/2020	08/01/2020		$1,247,224
8,425,000	IL GO1	5.000	01/01/2021	01/01/2020	A	9,408,872
5,000,000	IL GO1	5.000	03/01/2021	03/01/2021		5,611,850
38,720,000	IL GO1	5.000	08/01/2022	08/01/2022		43,700,554
2,750,000	IL GO1	5.000	08/01/2023	08/01/2023		3,063,143
2,000,000	IL GO1	5.000	08/01/2024	08/01/2022	A	2,191,780
1,300,000	IL GO1	5.000	08/01/2025	08/01/2022	A	1,414,322
2,150,000	IL GO1	5.000	12/01/2027	12/01/2012	A	2,192,420
100,000	IL GO1	5.250	10/01/2020	10/01/2012	A	101,267
250,000	IL GO1	5.500	08/01/2018	08/01/2012	A	251,178
350,000	IL GO1	5.500	08/01/2019	08/01/2012	A	351,624
410,000	IL Health Facilities Authority (CHlthS/MMCtr/NIMC Obligated Group)	5.250	09/01/2024	07/29/2012	A	410,353
75,000	IL Health Facilities Authority (Covenant Retirement Communities)	5.125	12/01/2015	07/29/2012	A	75,108
4,500,000	IL Health Facilities Authority (CRC/CVC Obligated Group)[1]	5.500	12/01/2022	12/01/2012	A	4,567,095
6,285,000	IL Health Facilities Authority (EMH/EMHH/EMHC Obligated Group)[1]	5.500	01/01/2022	01/01/2013	A	6,413,528
1,670,000	IL Health Facilities Authority (EMH/EMHH/EMHC Obligated Group)[1]	6.250	01/01/2017	01/01/2013	A	1,750,327
6,060,000	IL Health Facilities Authority (EMH/EMHH/EMHS Obligated Group)[1]	5.625	01/01/2028	01/01/2013	A	6,174,413
25,000	IL Health Facilities Authority (Holy Family Medical Center)[1]	5.125	08/15/2017	07/29/2012	A	25,031
20,000	IL Health Facilities Authority (Holy Family Medical Center)[1]	5.125	08/15/2022	07/29/2012	A	20,004
2,725,000	IL Health Facilities Authority (Ingalls Health System)[1]	6.250	05/15/2014	07/29/2012	A	2,734,619
2,800,000	IL Health Facilities Authority (NWMH/LFH/LFHFI Obligated Group)[1]	5.750	07/01/2029	07/29/2012	A	2,805,964
155,000	IL Health Facilities Authority (Sherman Health System)[1]	5.250	08/01/2017	07/29/2012	A	155,339
5,975,000	IL Health Facilities Authority (Sherman Health System)[1]	5.250	08/01/2022	07/29/2012	A	5,983,783
535,000	IL Health Facilities Authority (Sherman Health System)[1]	5.250	08/01/2027	07/29/2012	A	535,326
500,000	IL Health Facilities Authority (Sherman Health System)	5.500	08/01/2012	08/01/2012		501,820
5,000	IL Hsg. Devel. Authority (Homeowner Mtg.)[1]	5.500	08/01/2026	08/01/2014	A	5,008

28	Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Illinois Continued
$480,000	IL Hsg. Devel. Authority, Series C-2[1]	5.250%	08/01/2022	08/01/2012	A	$480,677
2,500,000	IL Metropolitan Pier & Exposition Authority (McCormick Place Exposition)[5]	5.000	12/15/2022	06/15/2017	A	2,820,625
3,000,000	IL Metropolitan Pier & Exposition Authority (McCormick Place Exposition)[5]	5.000	06/15/2023	06/15/2022	A	3,509,910
12,470,000	IL Metropolitan Pier & Exposition Authority (McCormick Place Exposition)[5]	5.000	12/15/2026	06/15/2022	A	14,084,117
55,000	IL Sales Tax[1]	5.500	06/15/2014	07/29/2012	A	55,222
13,000,000	IL Sports Facilities Authority[1]	5.500	06/15/2030	06/15/2015	A	14,110,330
485,000	Lemont, IL GO	4.850	12/01/2016	07/29/2012	A	486,785
4,510,000	Lombard, IL Public Facilities Corp. (Conference Center & Hotel)	5.500	01/01/2020	08/12/2018	B	2,990,626
100,000	Melrose Park, IL Water[1]	5.200	07/01/2018	01/01/2013	A	102,044
295,000	Quad Cities, IL Regional EDA (Augustana College)[5]	5.000	10/01/2023	10/01/2022	A	317,284
275,000	Quad Cities, IL Regional EDA (Augustana College)[5]	5.000	10/01/2024	10/01/2022	A	292,619
445,000	Quad Cities, IL Regional EDA (Augustana College)[5]	5.000	10/01/2025	10/01/2022	A	467,833
400,000	Quad Cities, IL Regional EDA (Augustana College)[5]	5.000	10/01/2026	10/01/2022	A	416,760
450,000	Quad Cities, IL Regional EDA (Augustana College)[5]	5.000	10/01/2027	10/01/2022	A	466,790
620,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.000	01/01/2019	01/01/2019		642,444
545,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.100	01/01/2020	01/01/2020		564,053
1,000,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.250	01/01/2021	01/01/2021		1,039,260
1,000,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.375	01/01/2022	01/01/2021	A	1,039,410
1,540,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.500	01/01/2023	01/01/2021	A	1,600,922
160,000	Southwestern IL Devel. Authority (Illinois-American Water Company)[1]	5.000	02/01/2028	07/29/2012	A	160,094
6,105,000	University of Illinois (Academic Facilities)[1]	5.000	03/15/2026	03/15/2016	A	6,494,499
50,000	Will-Kankakee, IL Regional Devel. Authority (Consumers Illinois Water Company)[1]	5.400	09/01/2030	07/29/2012	A	50,028

						582,043,226
Indiana–1.6%
250,000	Boone County, IN Redevel. Commission[1]	5.375	08/01/2023	02/01/2016	A	257,750

29	Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Indiana Continued
$20,000	Crown Point, IN Economic Devel. (Christian Homes)	5.700%	05/15/2031	11/15/2012	A	$20,061
90,000	De Kalb County, IN Redevel. Authority[1]	6.000	07/15/2018	07/28/2012	A	90,268
100,000	Delaware County, IN Redevel. District	6.875	02/01/2018	07/29/2012	A	100,251
2,420,000	East Chicago, IN Exempt Facilities (Inland Steel Company)	6.700	11/01/2012	11/01/2012		2,425,348
400,000	Elkhart County, IN Hospital Authority (Elkhart General Hospital)[1]	5.250	08/15/2018	07/29/2012	A	400,812
30,000	Fort Wayne, IN Sewage Works[1]	5.000	08/01/2012	08/01/2012		30,113
3,260,000	Hammond, IN Local Public Improvement District[1]	6.500	08/15/2025	07/15/2015	A	3,407,874
2,270,000	Hammond, IN Redevel. District (Marina Area)	6.000	01/15/2017	05/11/2015	B	2,351,607
500,000	IN Finance Authority (Butler University)[1]	5.000	02/01/2022	02/01/2022		565,025
7,220,000	IN Finance Authority (Deaconess Health System)[1]	6.000	03/01/2029	03/01/2021	C	8,405,235
1,565,000	IN Finance Authority (Drexel University for Educational Excellence)[1]	6.000	10/01/2021	10/01/2019	A	1,649,385
1,805,000	IN Finance Authority (Marquette University)[1]	5.000	03/01/2024	03/01/2014	A	1,864,204
15,715,000	IN Finance Authority Wastewater Utility[1]	5.250	10/01/2031	10/01/2021	A	18,107,294
25,000	IN Health Facility Financing Authority (Community Hospital of Anderson)	6.000	01/01/2014	07/29/2012	A	25,086
455,000	IN Health Facility Financing Authority (Community Hospital of Anderson)[1]	6.000	01/01/2023	07/29/2012	A	455,942
4,000,000	IN Health Facility Financing Authority (Methodist Hospitals)[1]	5.500	09/15/2031	07/29/2012	A	4,000,320
3,810,000	IN Health Facility Financing Authority (Union Hospital)[1]	5.125	09/01/2018	07/29/2012	A	3,816,058
10,675,000	IN Health Facility Financing Authority (Union Hospital)[1]	5.250	09/01/2023	07/29/2012	A	10,684,928
160,000	IN Hsg. & Community Devel. Authority (Single Family Mtg.)[1]	5.250	01/01/2037	03/01/2013	A	169,501
55,000	IN Hsg. & Community Devel. Authority (Single Family Mtg.)[1]	6.450	01/01/2040	11/01/2013	A	56,544
3,000,000	Indianapolis, IN Local Public Improvement Bond Bank (Airport Authority)[1]	5.000	01/01/2023	01/01/2013	A	3,054,000
1,470,000	Indianapolis, IN Multifamily Hsg. (Berkley Common)[1]	5.750	07/01/2030	05/10/2020	A	1,592,378
100,000	Ivy, IN Technical State College[1]	4.600	07/01/2014	07/09/2012	A	100,123

30	Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Indiana Continued
$7,405,000	Jasper, IN Hospital Authority (Little Company of Mary Hospital of Indiana)[1]	5.625%	11/01/2022	11/01/2012	A	$8,040,867
4,800,000	Lake County, IN Building Corp.	5.000	02/01/2024	02/01/2022	A	4,953,696
285,000	Madison County, IN Hospital Authority (Community Hospital of Anderson)[1]	8.000	01/01/2014	07/29/2012	A	286,528
1,335,000	St. Joseph County, IN Economic Devel. (Madison Center)	5.450	02/15/2017	07/29/2012	A	1,336,989
1,510,000	St. Joseph County, IN Economic Devel. (Madison Center)	5.500	02/15/2021	07/29/2012	A	1,511,691

						79,759,878
Iowa–0.0%
2,000,000	Estherville, IA Hospital (Avera Holy Family Health)[1]	6.250	07/01/2026	07/23/2012	A	2,008,100
Kansas–0.4%
2,550,000	Arkansas City, KS Public Building Commission (South Central Regional Medical Center)[1]	7.000	09/01/2029	09/01/2019	A	3,106,538
620,000	Pittsburgh, KS Transportation Devel. District (N. Broadway-Pittsburgh Town Center)	4.800	04/01/2027	12/14/2021	B	512,033
415,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[1]	5.650	12/01/2036	10/16/2012	A	452,147
6,520,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[2]	5.800	12/01/2038	12/01/2038		7,011,934
5,570,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[2]	5.875	06/01/2039	06/01/2039		5,832,557
85,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[1]	6.950	06/01/2029	06/01/2029		86,315

						17,001,524
Kentucky–0.7%
680,000	Jefferson County, KY Health Facilities (Alliant Health)[1]	5.125	10/01/2017	07/29/2012	A	682,108
2,535,000	Jefferson County, KY Health Facilities (University Medical Center)	5.500	07/01/2017	07/29/2012	A	2,541,464
135,000	KY Area Devel. Districts (City of Ewing)[1]	5.400	12/01/2021	07/29/2012	A	135,284
3,315,000	KY EDFA (Owensboro Medical Health System)[1]	6.000	06/01/2030	06/01/2020	A	3,745,652
15,000	KY Hsg. Corp.[1]	5.450	07/01/2022	07/09/2012	A	15,022
15,000	KY Hsg. Corp., Series C1	5.375	07/01/2027	07/09/2012	A	15,022
20,000	KY Infrastructure Authority[1]	5.700	06/01/2013	12/01/2012	A	20,398
27,220,000	Louisville & Jefferson County, KY Metropolitan Government Health Facilities (Jewish Hospital & St. Mary’s Healthcare)[1]	6.000	02/01/2022	02/01/2013	A	28,149,563

31	Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Kentucky Continued
$500,000	Russell, KY Revenue (BSHS/BSVHC/SJHPCF Obligated Group)[1]	5.625%	11/15/2030	11/15/2012	A	$503,170

						35,807,683
Louisiana–3.6%
195,000	Caddo Parish, LA Industrial Devel. Board (Pennzoil Products Company)[1]	5.600	12/01/2028	07/29/2012	A	195,240
70,000	Calcasieu Parish, LA Industrial Devel. Board (Citgo Petroleum Corp.)[1]	6.000	07/01/2023	07/29/2012	A	70,076
105,000	Calcasieu Parish, LA Public Trust Authority[1]	5.000	04/01/2028	04/01/2020	A	107,150
190,000	De Soto Parish, LA Environmental Improvement (International Paper Company)[1]	5.600	11/01/2022	07/29/2012	A	190,549
2,000,000	De Soto Parish, LA Environmental Improvement (International Paper Company)[1]	5.850	11/01/2027	11/01/2013	A	2,101,700
190,000	De Soto Parish, LA Environmental Improvement (International Paper Company)[1]	6.375	05/01/2025	07/29/2012	A	191,619
25,000	East Baton Rouge, LA Mtg. Finance Authority (Single Family Mtg.)[1]	5.500	10/01/2025	07/29/2012	A	25,036
5,690,000	Jefferson Parish, LA Hospital Service District No. 2 (East Jefferson General Hospital)[1]	6.250	07/01/2026	07/01/2016	A	6,093,193
4,450,000	LA Citizens Property Insurance Corp.[1]	5.000	06/01/2024	06/01/2022	A	5,060,540
120,000	LA HFA (Homeownership)[1]	6.550	06/01/2040	06/01/2018	A	127,865
2,385,000	LA HFA (La Chateau)[1]	6.000	09/01/2017	09/01/2017		2,523,473
3,495,000	LA HFA (La Chateau)[1]	6.000	09/01/2020	05/20/2019	A	3,668,841
360,000	LA HFA (La Chateau)[1]	7.250	09/01/2039	09/01/2019	A	387,284
140,000	LA HFA (Single Family Mtg.)[1]	5.800	06/01/2035	09/27/2013	A	144,204
275,000	LA HFA (Single Family Mtg.)[1]	6.375	06/01/2033	12/01/2012	A	278,666
15,000	LA HFA (St. Dominic Assisted Care)[1]	6.300	09/01/2015	07/29/2012	A	15,050
25,000	LA HFA (St. Dominic Assisted Care)[1]	6.850	09/01/2025	07/29/2012	A	25,065
20,000	LA HFA (St. Dominic Assisted Care)[1]	6.950	09/01/2036	07/29/2012	A	20,349
2,070,000	LA Local Government EF&CD Authority (Bellemont Apartments)[1]	6.000	09/01/2022	05/22/2018	B	1,915,247
7,500,000	LA State Citizens Property Insurance[1]	6.125	06/01/2024	06/01/2013	A	7,902,375
465,000	LA State University & Agricultural & Mechanical College (Health Sciences Center)[1]	6.200	05/01/2020	07/29/2012	A	466,855
1,125,000	LA State University & Agricultural & Mechanical College (Health Sciences Center)	6.375	05/01/2031	07/29/2012	A	1,129,399

32	Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Louisiana Continued
$94,290,000	LA Tobacco Settlement Financing Corp. (TASC)[1]	5.875%	05/15/2039	07/29/2012	A	$96,280,462
32,590,000	LA Tobacco Settlement Financing Corp. (TASC), Series B1	5.500	05/15/2030	07/29/2012	A	33,320,342
2,000,000	Morehouse Parish, LA Pollution Control (International Paper Company)[1]	5.250	11/15/2013	11/15/2013		2,108,200
65,000	New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)[1]	5.500	07/15/2018	07/29/2012	A	65,114
230,000	New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)[1]	5.600	07/15/2025	07/29/2012	A	230,189
2,750,000	New Orleans, LA GO1	5.125	09/01/2021	09/01/2012	A	2,766,390
30,000	New Orleans, LA Sewage Service[1]	5.400	06/01/2017	07/29/2012	A	30,081
15,000	New Orleans, LA Sewage Service[1]	5.500	06/01/2017	07/29/2012	A	15,042
1,000,000	New Orleans, LA Sewage Service[1]	5.500	06/01/2017	07/29/2012	A	1,002,770
50,000	New Orleans, LA Sewage Service[1]	5.500	06/01/2019	07/29/2012	A	50,131
20,000	New Orleans, LA Sewage Service[1]	5.500	06/01/2020	07/29/2012	A	20,051
2,745,000	New Orleans, LA Water[1]	5.000	12/01/2020	12/01/2012	A	2,777,720
5,000,000	Saint Charles Parish, LA Gulf Zone (Valero Refining-New Orleans)[1]	4.000	12/01/2040	06/01/2022	C	5,171,000

						176,477,268
Maine–0.1%
345,000	Jay, ME Solid Waste Disposal (International Paper Company)[1]	5.125	06/01/2018	06/01/2013	A	348,174
2,000,000	ME Abitibi Bowater[6]	7.750	10/01/2022	10/01/2022		20
2,825,000	ME Educational Authority (Student Loan)[1]	5.050	12/01/2027	12/01/2022	A	2,853,872
20,000	ME H&HEFA (Bridgton Hospital/Franklin Memorial Hospital/GINNE Obligated Group)	5.250	07/01/2031	07/29/2012	A	20,060
20,000	ME H&HEFA (Mid Coast Hospital/Community Partners Obligated Group)	6.000	07/01/2029	07/29/2012	A	20,079
20,000	ME H&HEFA, Series A1	6.000	07/01/2024	07/29/2012	A	20,088
15,000	ME Municipal Bond Bank, Series B1	5.850	11/01/2020	07/29/2012	A	15,068
10,000	South Berwick, ME (Water District)[1]	5.350	05/15/2018	07/29/2012	A	10,020

						3,287,381
Maryland–0.4%
240,000	Annapolis, MD Economic Devel. (St. John’s College)[1]	5.500	10/01/2018	07/29/2012	A	240,989
70,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.150	03/01/2018	07/29/2012	A	70,125
5,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.350	07/01/2041	07/29/2012	A	5,004

33	Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Maryland Continued
$25,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.375%	09/01/2024	07/29/2012	A	$25,033
3,305,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.750	09/01/2039	09/01/2016	A	3,490,642
275,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	6.250	07/01/2031	07/29/2012	A	275,462
8,550,000	MD Energy Financing Administration (Cogeneration-AES Warrior Run)	7.400	09/01/2019	07/29/2012	A	8,597,709
1,915,000	MD H&HEFA (Carroll Hospital Center)[1]	5.000	07/01/2023	07/01/2022	A	2,192,254
500,000	MD H&HEFA (Carroll Hospital Center)[1]	5.000	07/01/2025	07/01/2022	A	561,055
500,000	MD H&HEFA (Carroll Hospital Center)[1]	5.000	07/01/2027	07/01/2022	A	553,945
1,810,000	MD H&HEFA (Hebrew Home of Greater Washington/Landow House Obligated Group)[1]	5.800	01/01/2032	07/29/2012	A	1,846,942
65,000	MD H&HEFA (Johns Hopkins Hospital)	5.500	07/01/2026	07/29/2012	A	65,094
55,000	MD Industrial Devel. Financing Authority (Bon Secours Health System)[1]	5.500	08/15/2020	07/29/2012	A	55,111
630,000	Montgomery County, MD Hsg. Opportunities Commission (Single Family Mtg.)[1]	5.750	07/01/2029	07/01/2015	A	666,452

						18,645,817
Massachusetts–1.5%
6,295,000	MA Devel. Finance Agency (Boston Medical Center)[1]	5.250	07/01/2023	07/01/2022	A	6,938,601
6,425,000	MA Devel. Finance Agency (Boston Medical Center)[1]	5.250	07/01/2024	07/01/2022	A	6,993,420
4,770,000	MA Devel. Finance Agency (Boston Medical Center)[1]	5.250	07/01/2025	07/01/2022	A	5,155,464
2,335,000	MA Devel. Finance Agency (Boston Medical Center)[1]	5.250	07/01/2026	07/01/2022	A	2,506,949
1,200,000	MA Devel. Finance Agency (Ogden Haverhill)[1]	5.500	12/01/2019	07/29/2012	A	1,211,580
2,800,000	MA Devel. Finance Agency (Springfield Res Rec)[1]	5.625	06/01/2019	07/29/2012	A	2,807,224
3,780,000	MA Devel. Finance Agency (VOA Ayer)	6.200	02/20/2046	02/09/2015	A	4,140,801
285,000	MA Devel. Finance Agency Res Rec (Semass Partnership)	5.625	01/01/2016	07/29/2012	A	288,548
9,430,000	MA Educational Financing Authority	5.300	01/01/2016	07/29/2012	A	9,453,292

34	Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity**		Value
Massachusetts Continued
$190,000	MA Educational Financing Authority, Series H1	6.350%		01/01/2030	01/01/2018	A	$209,452
105,000	MA H&EFA (Boston Medical Center)[1]	5.000		07/01/2019	07/29/2012	A	105,438
60,000	MA H&EFA (Boston Medical Center)[1]	5.750		07/01/2031	07/01/2018	A	64,775
50,000	MA H&EFA (Capital Asset Program)	1.580	[3]	07/01/2030	07/19/2012	A	31,600
3,380,000	MA H&EFA (Healthcare System-Covenant)[1]	6.000		07/01/2031	07/27/2012	A	3,429,044
210,000	MA H&EFA (VC/TC/FRS/VCS Obligated Group)[1]	5.250		11/15/2018	07/29/2012	A	210,260
20,000	MA HFA (Rental Mtg.)[1]	5.500		07/01/2032	07/29/2012	A	20,012
3,005,000	MA HFA (Rental Mtg.)[1]	5.600		01/01/2045	07/29/2012	A	3,007,584
5,750,000	MA HFA (Single Family Hsg.)[1]	4.800		12/01/2027	12/01/2016	A	5,964,303
70,000	MA HFA, Series B1	5.300		12/01/2017	07/29/2012	A	70,202
2,450,000	MA HFA, Series C1	5.250		07/01/2025	07/01/2013	A	2,501,989
265,000	MA Industrial Finance Agency (Avon Associates)[1]	5.375		04/01/2020	07/29/2012	A	265,509
930,000	MA Industrial Finance Agency (Massachusetts American Water Company)	6.750		12/01/2025	07/29/2012	A	930,846
2,155,000	MA Industrial Finance Agency (Massachusetts American Water Company)	6.900		12/01/2029	07/29/2012	A	2,157,241
200,000	MA Industrial Finance Agency (Merrimack College)[1]	5.000		07/01/2017	07/29/2012	A	200,416
1,000,000	MA Industrial Finance Agency (Ogden Haverhill Associates)[1]	5.600		12/01/2019	07/29/2012	A	1,003,800
225,000	MA Port Authority (US Airways)	5.750		09/01/2016	07/29/2012	A	225,574
4,750,000	MA Port Authority (US Airways)	5.875		09/01/2023	07/29/2012	A	4,766,863
2,935,000	MA Port Authority (US Airways)	6.000		09/01/2021	07/29/2012	A	2,936,673
3,790,000	MA Water Pollution Abatement Trust	5.250		02/01/2016	07/29/2012	A	3,806,941
210,000	MA Water Pollution Abatement Trust[1]	5.250		02/01/2016	07/29/2012	A	210,861
1,000,000	MA Water Pollution Abatement Trust	5.500		08/01/2029	07/29/2012	A	1,004,750

							72,620,012
Michigan–5.0%
7,690,000	Detroit, MI Building Authority[1]	5.125		07/01/2019	07/29/2012	A	7,702,689
2,165,000	Detroit, MI Downtown Devel. Authority[1]	5.000		07/01/2018	08/31/2015	B	2,164,935
2,000,000	Detroit, MI GO	5.000		04/01/2018	07/29/2012	A	2,001,660
100,000	Detroit, MI GO	5.000		04/01/2019	07/29/2012	A	100,069
20,000	Detroit, MI GO	5.000		04/01/2021	04/01/2021		18,156
500,000	Detroit, MI GO	5.250		04/01/2014	04/01/2014		491,110
425,000	Detroit, MI GO	5.375		04/01/2014	04/01/2014		418,311

35	Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Michigan Continued
$1,000,000	Detroit, MI GO	5.375%	04/01/2015	04/01/2015		$975,840
1,500,000	Detroit, MI GO	5.375	04/01/2017	04/01/2017		1,440,015
165,000	Detroit, MI Local Devel. Finance Authority (Chrysler Corp.)[1]	5.375	05/01/2018	09/22/2015	B	156,390
2,000,000	Detroit, MI Sewer Disposal System[1]	5.250	07/01/2022	07/01/2017	A	2,156,580
9,265,000	Detroit, MI Sewer Disposal System[1]	5.250	07/01/2023	07/01/2017	A	9,931,061
17,000,000	Detroit, MI Water and Sewerage Dept.[1]	5.500	07/01/2024	07/01/2017	A	18,426,980
28,000,000	Detroit, MI Water and Sewerage Dept.[1]	5.500	07/01/2025	07/01/2017	A	30,006,200
2,000,000	Detroit, MI Water Supply System[1]	5.000	07/01/2026	07/01/2015	A	2,054,680
855,000	Detroit, MI Water Supply System[1]	5.500	07/01/2026	07/01/2018	A	965,654
200,000	Detroit, MI Water Supply System[1]	5.750	07/01/2026	07/01/2018	A	229,428
3,070,000	Dickinson County, MI Healthcare System[1]	5.700	11/01/2018	07/29/2012	A	3,070,461
4,000,000	Ecorse City, MI GO1	5.800	11/01/2026	07/22/2019	A	4,256,120
155,000	Flint, MI Hospital Building Authority (Hurley Medical Center)[1]	5.375	07/01/2020	07/29/2012	A	155,169
10,000	Grand Rapids, MI Charter Township (Porter Hills Foundation)	5.200	07/01/2014	07/20/2012	A	10,016
10,000	Huron Shore, MI Regional Utility Authority (Water & Sewer System)	5.625	05/01/2015	11/01/2012	A	10,178
5,000	Kalamazoo, MI (Downtown Devel.)[1]	6.000	04/01/2013	10/01/2012	A	5,069
1,500,000	MI Finance Authority (School District)[1]	5.000	06/01/2017	06/01/2017		1,676,325
2,400,000	MI Finance Authority (School District)[1]	5.000	06/01/2018	06/01/2018		2,691,816
1,820,000	MI Finance Authority (School District)[1]	5.000	06/01/2019	06/01/2019		2,064,208
1,150,000	MI Finance Authority (School District)[1]	5.000	06/01/2020	06/01/2020		1,302,410
15,000,000	MI Finance Authority (Unemployment Obligation Assessment)[1]	5.000	07/01/2023	07/01/2014	A	16,243,050
2,390,000	MI Hospital Finance Authority (McLaren Health Care Corp.)[5]	5.000	06/01/2023	06/01/2022	A	2,755,407
2,765,000	MI Hospital Finance Authority (McLaren Health Care Corp.)[5]	5.000	06/01/2024	06/01/2022	A	3,143,611
2,895,000	MI Hospital Finance Authority (McLaren Health Care Corp.)[5]	5.000	06/01/2025	06/01/2022	A	3,267,963
2,000,000	MI Hospital Finance Authority (McLaren Health Care Corp.)[5]	5.000	06/01/2026	06/01/2022	A	2,237,320
2,000,000	MI Hospital Finance Authority (McLaren Health Care Corp.)[5]	5.000	06/01/2027	06/01/2022	A	2,218,620
1,025,000	MI Hospital Finance Authority (Memorial Hospital)[1]	5.875	11/15/2021	07/29/2012	A	1,026,456

36	Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Michigan Continued
$2,755,000	MI Hospital Finance Authority (OUH/OHP/OHS Obligated Group)[1]	6.000%	04/01/2022	04/01/2013	A	$2,873,961
20,000	MI Hospital Finance Authority (St. John Hospital)	5.750	05/15/2016	07/29/2012	A	20,967
4,000,000	MI Hospital Finance Authority (Trinity Health Credity Group)[1]	5.000	12/01/2027	06/01/2022	A	4,609,720
10,000,000	MI Hospital Finance Authority (Trinity Health Credity Group)[1]	5.000	12/01/2028	06/01/2022	A	11,469,300
10,000,000	MI Hospital Finance Authority (Trinity Health Credity Group)[1]	5.000	12/01/2029	06/01/2022	A	11,378,300
50,000	MI Hsg. Devel. Authority, Series A1	5.300	10/01/2037	07/29/2012	A	50,036
50,000	MI Municipal Bond Authority[1]	6.000	11/01/2023	07/29/2012	A	50,201
10,000	MI Municipal Bond Authority	7.100	11/01/2014	07/29/2012	A	10,044
445,000	MI Public Educational Facilities Authority (Old Redford Academy)[1]	5.000	12/01/2013	06/08/2013	B	449,913
9,695,000	MI Tobacco Settlement Finance Authority[1]	5.125	06/01/2022	04/08/2019	B	8,193,535
750,000	Mount Clemens, MI Hsg. Corp. (FHA Section 8), Series A1	6.600	06/01/2022	07/29/2012	A	752,055
20,000,000	Royal Oak, MI Hospital Finance Authority (William Beaumont Hospital)[1]	6.250	08/01/2023	08/01/2014	A	21,200,000
7,225,000	Wayne County, MI Airport Authority[1]	4.000	12/01/2020	12/01/2020		7,575,629
13,415,000	Wayne County, MI Airport Authority[1]	5.000	12/01/2021	12/01/2021		15,012,190
10,890,000	Wayne County, MI Airport Authority[1]	5.000	12/01/2022	12/01/2021	A	12,045,647
5,830,000	Wayne County, MI Airport Authority (Detroit Metro Wayne Airport)[1]	5.250	12/01/2021	12/01/2015	A	6,240,724
7,265,000	Wayne County, MI Airport Authority (Detroit Metro Wayne Airport)[1]	5.250	12/01/2025	12/01/2015	A	7,568,822
2,905,000	Wayne County, MI Airport Authority (Detroit Metro Wayne Airport)[1]	5.500	12/01/2014	12/01/2012	A	2,957,551
1,925,000	Wayne County, MI Building Authority[1]	5.250	06/01/2016	07/29/2012	A	1,932,758
2,925,000	Wayne, MI Charter County GO1	6.750	11/01/2039	06/11/2019	A	3,313,557
25,000	Wexford County, MI Water Supply System[1]	5.850	11/01/2012	11/01/2012		25,395
20,000	Wexford County, MI Water Supply System[1]	6.250	11/01/2024	11/01/2012	A	20,451

						243,124,713

37	Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Minnesota–1.2%
$60,000	Becker, MN Pollution Control (Northern States Power Company)[1]	8.500%	03/01/2019	08/27/2012	A	$61,316
200,000	Becker, MN Pollution Control (Northern States Power Company)[1]	8.500	09/01/2019	08/27/2012	A	204,386
58,000,000	Becker, MN Pollution Control (Northern States Power Company)[1]	8.500	04/01/2030	08/27/2012	A	59,189,580

						59,455,282
Mississippi–0.8%
50,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)[1]	5.500	07/01/2021	07/29/2012	A	50,087
475,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)[1]	5.750	07/01/2031	07/29/2012	A	475,618
45,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)[1]	6.125	07/01/2015	07/23/2012	A	45,146
745,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)[1]	6.200	07/01/2018	07/29/2012	A	746,922
22,095,000	MS Business Finance Corp. (System Energy Resources)[1]	5.875	04/01/2022	07/29/2012	A	22,154,877
8,885,000	MS Business Finance Corp. (System Energy Resources)[1]	5.900	05/01/2022	07/29/2012	A	8,908,990
300,000	MS Home Corp. (Single Family Mtg.)[1]	5.300	12/01/2023	04/01/2013	A	310,149
2,675,000	MS Home Corp. (Single Family Mtg.)[1]	6.375	12/01/2032	08/01/2012	A	2,893,039
105,000	MS Home Corp. (Valley State Student Hsg.)	5.300	12/01/2028	01/09/2027	B	61,180
100,000	MS Small Business Enterprise[1]	4.750	12/01/2017	12/01/2012	A	101,036
50,000	MS Small Business Enterprise	5.700	12/01/2013	07/29/2012	A	50,187
20,000	Tupelo, MS GO1	5.900	08/01/2013	08/01/2012	A	20,096
3,000,000	Warren County, MS Environmental Improvement (International Paper Company)[1]	5.850	11/01/2027	11/01/2013	A	3,148,470
1,075,000	Warren County, MS Environmental Improvement (International Paper Company)[1]	6.250	09/01/2023	07/29/2012	A	1,078,677

						40,044,474
Missouri–1.0%
10,000	Bates County, MO Hospital (Bates County Memorial Hospital)[1]	5.700	03/01/2026	07/29/2012	A	10,005
175,000	Belton, MO Tax Increment (Belton Town Center)	5.000	03/01/2014	09/06/2013	B	178,162
125,000	Belton, MO Tax Increment (Belton Town Center)	5.125	03/01/2015	03/01/2015		127,871
100,000	Belton, MO Tax Increment (Belton Town Center)	5.250	03/01/2016	03/01/2016		102,608
335,000	Branson, MO IDA (Branson Hills Redevel.)	6.250	05/01/2013	05/01/2013		339,389

38	Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Missouri Continued
$945,000	Carthage, MO Waterworks & Wastewater Treatment System[1]	5.000%	07/01/2016	01/01/2013	A	$966,565
900,000	Kansas City, MO Tax Increment (Briarcliff West)	5.150	06/01/2016	09/29/2014	A	926,523
800,000	Kansas City, MO Tax Increment (Shoal Creek Parkway)	5.000	06/01/2021	11/01/2012	A	833,464
2,100,000	Kansas City, MO Tax Increment (Shoal Creek Parkway)	5.625	06/01/2023	09/01/2014	A	2,177,889
10,000	Lees Summit, MO Tax (Summitwoods Crossing)	6.250	05/01/2017	07/29/2012	A	10,009
850,000	Maplewood, MO Tax (Maplewood South Redevel.)	5.200	11/01/2022	11/01/2018	B	823,387
1,320,000	Meadows, MO Transportation Devel. District[1]	5.400	05/01/2035	05/01/2018	A	1,404,348
1,000,000	MO Devel. Finance Board (Branson Landing)[1]	5.500	12/01/2024	06/01/2014	A	1,037,310
1,500,000	MO Devel. Finance Board (Branson Landing)[1]	5.625	12/01/2028	06/01/2014	A	1,550,100
750,000	MO Devel. Finance Board (Independence Electric System)[1]	5.625	06/01/2029	06/01/2014	A	777,585
1,595,000	MO Devel. Finance Board (Independence Missouri Centerpoint)[1]	5.125	04/01/2021	04/01/2013	A	1,620,281
5,000	MO Environmental Improvement & Energy Resources Authority	5.125	01/01/2019	07/29/2012	A	5,019
25,000	MO Environmental Improvement & Energy Resources Authority[1]	5.450	01/01/2018	07/29/2012	A	25,068
320,000	MO Environmental Improvement & Energy Resources Authority (St. Joseph Light & Power)[1]	5.850	02/01/2013	07/29/2012	A	325,328
200,000	MO Environmental Improvement & Energy Resources Authority (Union Electric Company)[1]	5.450	10/01/2028	07/29/2012	A	200,204
200,000	MO H&EFA (FHS)[1]	5.500	02/15/2024	07/29/2012	A	200,404
20,000,000	MO H&EFA (SLHS/SLHOKC Obligated Group)[1]	5.500	11/15/2028	11/15/2018	A	22,358,800
25,000	MO Monarch-Chesterfield Levee District[1]	5.750	03/01/2019	07/29/2012	A	25,091
300,000	Raymore, MO Tax Increment	5.000	03/01/2013	03/01/2013		268,317
275,000	Raymore, MO Tax Increment	5.125	03/01/2014	03/01/2014		213,909
230,000	Raymore, MO Tax Increment	5.125	03/01/2015	03/01/2015		153,750
1,630,000	Richmond Heights, MO Tax Increment & Transportation Sales Tax	5.200	11/01/2021	11/01/2012	A	1,630,408
4,960,000	Sikeston, MO Electric[1]	5.000	06/01/2022	07/29/2012	A	4,965,853
500,000	St. Joseph, MO IDA (Shoppes at North Village)	5.100	11/01/2019	11/01/2014	A	501,100
1,165,000	St. Louis, MO Airport (Lambert-St. Louis International Airport)[1]	5.000	07/01/2021	07/01/2021		1,292,812

39	Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Missouri Continued
$1,345,000	St. Louis, MO Airport (Lambert-St. Louis International Airport)[1]	5.000%	07/01/2024	07/01/2022	A	$1,460,791
1,215,000	St. Louis, MO Airport (Lambert-St. Louis International Airport)[1]	5.000	07/01/2026	07/01/2022	A	1,295,275
100,000	St. Louis, MO Airport (Lambert-St. Louis International Airport)[1]	6.250	07/01/2029	07/01/2019	A	114,515
675,000	Strother, MO Interchange Transportation Devel. District (Lees Summit)	5.000	05/01/2024	08/27/2021	B	629,161

						48,551,301
Montana–0.0%
215,000	Crow, MT Finance Authority (Tribal)[1]	5.700	10/01/2027	07/29/2012	A	215,464
330,000	MT Board of Hsg. (Single Family Mtg.)[1]	5.750	12/01/2035	12/01/2013	A	333,317

						548,781
Multi States–0.5%
10,000,000	Centerline Equity Issuer Trust[1,7]	6.000	05/15/2015	04/30/2015	C	11,004,300
6,000,000	Munimae TE Bond Subsidiary[1]	5.125	11/29/2049	09/30/2015	C	5,100,000
8,000,000	Munimae TE Bond Subsidiary[1]	5.300	11/29/2049	09/30/2015	C	5,680,000
3,000,000	Munimae TE Bond Subsidiary[1]	5.500	11/29/2049	09/30/2015	C	1,950,000

						23,734,300
Nebraska–0.4%
125,000	NE Central Plains Gas Energy	5.000	12/01/2013	12/01/2013		130,695
20,000,000	NE Central Plains Gas Energy[1]	5.000	09/01/2027	09/01/2022	A	20,618,600
750,000	NE Central Plains Gas Energy	5.250	12/01/2018	12/01/2018		805,680
30,000	NE Investment Finance Authority (Multifamily Hsg.)[1]	6.200	06/01/2028	07/29/2012	A	30,053

						21,585,028
Nevada–0.5%
25,000	Clark County, NV Improvement District	6.250	02/01/2013	08/01/2012	A	25,329
400,000	Clark County, NV Industrial Devel. (Southwest Gas Corp.)[1]	5.450	03/01/2038	03/01/2013	C	410,844
25,000	Henderson, NV Health Care Facility (Catholic Healthcare West/ Bakersfield Memorial Hospital Obligated Group)[1]	5.625	07/01/2024	07/01/2014	A	26,730
50,000	Henderson, NV Redevel. Agency Tax Allocation	6.900	10/01/2017	10/01/2012	A	50,776
25,000	Henderson, NV Redevel. Agency Tax Allocation	7.200	10/01/2025	10/01/2012	A	25,313
1,955,000	Las Vegas, NV Paiute Tribe, Series A	6.125	11/01/2012	11/01/2012		1,942,723
200,000	Las Vegas, NV Paiute Tribe, Series A	6.625	11/01/2017	12/18/2015	B	193,964
100,000	Las Vegas, NV Special Improvement District (Sumerlin Village)	5.375	06/01/2014	12/01/2012	A	103,869
250,000	Las Vegas, NV Special Improvement District (Sumerlin Village)	5.500	06/01/2015	12/01/2012	A	259,403

40	Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Nevada Continued
$10,875,000	North Las Vegas, NV GO1	5.000%	05/01/2030	05/01/2016	A	$11,220,716
3,725,000	North Las Vegas, NV Wastewater Reclamation System[1]	5.000	10/01/2026	10/01/2016	A	3,923,617
290,000	NV Hsg. Division (Multi-Unit Hsg.)[1]	5.900	10/01/2016	08/01/2012	A	290,769
15,000	NV Hsg. Division (Single Family Mtg.)[1]	5.650	04/01/2022	07/29/2012	A	15,023
300,000	Reno, NV Redevel. Agency (Downtown Redevel.)	5.000	09/01/2014	07/29/2012	A	300,630
100,000	Reno, NV Redevel. Agency (Downtown Redevel.)[1]	5.000	09/01/2017	07/29/2012	A	100,161
725,000	West Wendover, NV (Recreation District)	5.375	12/01/2019	07/29/2012	A	725,827
1,510,000	West Wendover, NV (Recreation District)	5.400	12/01/2017	07/29/2012	A	1,512,280
710,000	West Wendover, NV (Recreation District)	5.400	12/01/2021	07/29/2012	A	710,611

						21,838,585
New Hampshire–0.6%
35,000	NH Business Finance Authority (Connecticut Light & Power Company)[1]	5.850	12/01/2022	07/29/2012	A	35,302
285,000	NH Business Finance Authority (Pennichuck Water Works)	6.300	05/01/2022	07/29/2012	A	285,741
4,500,000	NH Business Finance Authority (Public Service Company of NH)[1]	4.750	05/01/2021	06/21/2013	A	4,751,055
1,580,000	NH H&EFA (Catholic Medical Center)	5.750	07/01/2022	07/29/2012	A	1,599,971
435,000	NH H&EFA (Catholic Medical Center)[1]	6.125	07/01/2032	07/29/2012	A	439,955
2,955,000	NH H&EFA (Elliot Hospital/Elliot Health System Obligated Group)[1]	5.600	10/01/2022	09/06/2013	A	3,158,836
13,430,000	NH H&EFA (MHMH/DHC/CVH Obligated Group)[1]	5.500	08/01/2027	08/01/2012	A	13,476,871
60,000	NH HFA (Prescott Hills Apartments)[1]	6.150	07/01/2040	07/29/2012	A	60,082
180,000	NH HFA (Single Family Mtg.)[1]	5.200	01/01/2024	07/01/2013	A	185,792
10,000	NH HFA (Single Family Mtg.)[1]	5.450	07/01/2021	07/29/2012	A	10,017
445,000	NH HFA (Single Family Mtg.)[1]	5.750	01/01/2037	06/05/2013	A	454,741
40,000	NH HFA (Single Family Mtg.)[1]	5.850	07/01/2017	07/29/2012	A	40,118
1,840,000	NH HFA (Single Family Mtg.)[1]	5.850	01/01/2034	07/01/2013	A	1,949,186
25,000	NH HFA (Single Family Mtg.)[1]	6.100	07/01/2028	07/29/2012	A	25,196
1,000,000	NH IDA (Connecticut Light & Power Company)[1]	5.900	11/01/2016	07/29/2012	A	1,003,680
35,000	NH IDA (Connecticut Light & Power Company)[1]	5.900	08/01/2018	07/29/2012	A	35,304

						27,511,847

41	Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
New Jersey–2.2%
$3,550,000	NJ EDA (Continental Airlines)[1]	6.625%	09/15/2012	09/15/2012		$3,581,560
2,750,000	NJ EDA (Masonic Charity Foundation of New Jersey)[1]	6.000	06/01/2025	07/29/2012	A	2,782,120
150,000	NJ EDA (Middlesex Water Company)[1]	5.200	10/01/2022	07/29/2012	A	150,255
595,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.250	07/01/2031	07/01/2014	A	638,554
395,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.250	07/01/2033	07/01/2014	A	423,914
900,000	NJ EDA (New Jersey American Water Company)[1]	5.125	04/01/2022	10/01/2012	A	913,185
2,000,000	NJ EDA (School Facilities Construction)[1]	5.750	09/01/2023	03/01/2021	A	2,455,200
990,000	NJ Educational Facilities Authority (Georgian Court University)[1]	5.000	07/01/2027	07/01/2017	A	1,042,074
1,275,000	NJ Health Care Facilities Financing Authority (Deborah Heart & Lung Center)[1]	6.200	07/01/2013	07/15/2012	A	1,275,204
5,000,000	NJ Health Care Facilities Financing Authority (Deborah Heart & Lung Center)[1]	6.300	07/01/2023	05/20/2019	B	4,903,000
245,000	NJ Health Care Facilities Financing Authority (Raritan Bay Medical Center)	7.250	07/01/2014	07/20/2012	A	245,069
13,000,000	NJ Health Care Facilities Financing Authority (Trinitas Hospital/Marillac Corp. Obligated Group)[1]	5.250	07/01/2023	07/01/2017	A	13,772,850
10,000,000	NJ Health Care Facilities Financing Authority (Virtual Health)[1]	6.000	07/01/2029	01/01/2014	A	10,404,600
2,560,000	NJ Higher Education Student Assistance Authority (Student Loans)	6.000	06/01/2015	07/29/2012	A	2,569,088
1,150,000	NJ Higher Education Student Assistance Authority (Student Loans)	6.100	06/01/2016	07/29/2012	A	1,153,933
58,615,000	NJ Tobacco Settlement Financing Corp.[1]	4.500	06/01/2023	10/13/2016	B	55,086,377
5,000,000	NJ Transportation Trust Fund Authority[1]	5.250	06/15/2026	06/15/2021	A	5,878,600

						107,275,583
New Mexico–0.0%
25,000	Farmington, NM Hospital (San Juan Medical Center/Interface, Inc. Obligated Group)	5.000	06/01/2016	07/29/2012	A	25,048
125,000	NM Hospital Equipment Loan Council (PHSvcs/BCHCC/PHCF Obligated Group)[1]	6.125	08/01/2028	08/01/2018	A	146,398
20,000	NM Mtg. Finance Authority (Single Family Mtg.)[1]	5.000	09/01/2022	07/29/2012	A	20,530

42	Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity**		Value
New Mexico Continued
$225,000	NM Regional Hsg. Authority (Washington Place Apartments)	5.500%		08/15/2020	10/31/2017	B	$180,927

							372,903
New York–2.4%
8,000,000	NY Counties Tobacco Trust III[1]	6.000		06/01/2043	06/01/2013	A	8,004,080
15,120,000	NY MTA, Series B1	5.000		11/15/2025	11/15/2015	A	16,774,582
4,805,000	NY TSASC, Inc. (TFABs)[1]	4.750		06/01/2022	01/21/2015	B	4,782,272
15,000,000	NYC GO1	4.900	[3]	12/15/2028	12/15/2013	A	15,811,950
13,695,000	NYC Transitional Finance Authority[1]	5.500		11/01/2028	11/01/2015	A	15,357,984
4,855,000	Port Authority NY/NJ (JFK International Air Terminal)	5.750		12/01/2022	07/29/2012	A	4,856,117
5,025,000	Port Authority NY/NJ (JFK International Air Terminal)	5.750		12/01/2025	07/29/2012	A	5,025,653
40,000,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.500		12/01/2028	12/01/2015	A	43,120,800
2,500,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	5.125		06/01/2045	09/19/2034	B	2,045,475

							115,778,913
North Carolina–0.1%
1,000,000	NC Medical Care Commission (AHACHC)[1]	5.800		10/01/2034	10/01/2014	A	1,057,980
1,620,000	NC Medical Care Commission (Catholic Health East)[1]	5.250		11/15/2022	05/15/2017	A	1,764,925
1,970,000	NC Medical Care Commission (Catholic Health East)[1]	5.250		11/15/2023	05/15/2017	A	2,133,471
410,000	Piedmont Triad, NC Airport Authority[1]	6.000		07/01/2021	07/29/2012	A	411,021

							5,367,397
North Dakota–0.0%
55,000	Mercer, ND Pollution Control (Otter Tail Corp.)[1]	4.850		09/01/2022	07/29/2012	A	55,067
100,000	ND Board of Higher Education Student Services Facilities	5.500		08/01/2023	08/01/2015	A	102,762

							157,829
Ohio–4.8%
1,000,000	Akron Bath Copley, OH Joint Township Hospital District (Children’s Hospital Medical Center of Akron)[1]	5.000		11/15/2024	05/15/2022	A	1,120,680
3,450,000	Akron Bath Copley, OH Joint Township Hospital District (Children’s Hospital Medical Center of Akron)[1]	5.000		11/15/2025	05/15/2022	A	3,833,502
55,915,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.125		06/01/2024	04/14/2020	B	45,147,448
8,210,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.375		06/01/2024	04/14/2020	B	6,787,946

43	Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Ohio Continued
$13,925,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.875%	06/01/2030	02/03/2028	B	$10,954,519
1,000,000	Butler County, OH GO1	5.000	12/01/2022	12/01/2022		1,243,900
70,000	Centerville, OH GO1	5.625	12/01/2026	12/01/2012	A	71,394
50,000	Cleveland, OH Rock Glen Hsg. Assistance Corp. (Ambleside Apartments)[1]	7.000	06/01/2018	07/29/2012	A	50,036
765,000	Cleveland-Cuyahoga County, OH Port Authority (Cleveland Christian Home)[1]	5.250	11/15/2015	12/20/2013	A	776,766
1,435,000	Cleveland-Cuyahoga County, OH Port Authority (Port Cleveland)[1]	5.375	05/15/2018	11/15/2012	A	1,439,047
300,000	Cleveland-Cuyahoga County, OH Port Authority (Universal Heat Treating)[1]	6.500	11/15/2014	07/29/2012	A	300,522
47,775,000	Cuyahoga County, OH Hospital Facilities (CSAHS-UHHS-Cuyahoga/Canton Obligated Group)[1]	7.500	01/01/2030	07/29/2012	A	47,836,152
1,270,000	Dayton-Montgomery County, OH Port Authority (Dayton Regional Bond Fund-Maverick)	5.125	05/15/2022	06/07/2016	A	1,289,622
1,920,000	Dublin, OH Industrial Devel. (Dublin Health Care Corp.)	7.500	12/01/2016	07/29/2012	A	1,920,134
100,000	Franklin County, OH Mtg. (Gateway Apartment Homes)[1]	5.800	12/20/2028	12/20/2012	A	102,135
1,215,000	Grove City, OH Tax Increment Financing	5.125	12/01/2016	01/06/2015	B	1,274,632
1,500,000	Hamilton County, OH Health Care Facilities (Christ Hospital)[1]	5.250	06/01/2023	06/01/2022	A	1,656,675
5,715,000	Hamilton County, OH Health Care Facilities (Christ Hospital)[1]	5.250	06/01/2024	06/01/2022	A	6,237,865
6,200,000	Hamilton County, OH Health Care Facilities (Christ Hospital)[1]	5.250	06/01/2025	06/01/2022	A	6,699,534
9,935,000	Hamilton County, OH Health Care Facilities (Christ Hospital)[1]	5.250	06/01/2026	06/01/2022	A	10,663,037
7,000,000	Hamilton County, OH Health Care Facilities (Christ Hospital)[1]	5.250	06/01/2027	06/01/2022	A	7,474,530
15,000	Lake County, OH Sewer District Improvements[1]	5.850	12/01/2016	07/29/2012	A	15,066
650,000	Lucas County, OH GO1	6.500	12/01/2016	07/29/2012	A	653,283
205,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2022	09/01/2022		242,445
260,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2023	09/01/2021	A	308,170
275,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2024	09/01/2021	A	319,938

44	Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity**		Value
Ohio Continued
$290,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250%		09/01/2025	09/01/2021	A	$335,962
305,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250		09/01/2026	09/01/2021	A	348,652
320,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250		09/01/2027	09/01/2021	A	364,717
35,000	OH Air Quality Devel. Authority (FirstEnergy Solutions Corp.)[1]	7.250		11/01/2032	11/01/2012	C	35,747
40,000	OH Capital Corp. for Hsg. (The Conifers)[1]	6.300		06/01/2028	07/29/2012	A	40,071
460,000	OH Economic Devel. (Astro Instrumentation)[1]	5.450		06/01/2022	12/01/2012	A	473,119
30,000	OH HFA[1]	5.250		09/01/2030	07/29/2012	A	30,028
5,000,000	OH Higher Education Facility Commission (Cleveland Clinic Health System)[1]	5.000		01/01/2027	01/01/2022	A	5,739,250
8,000,000	OH Higher Education Facility Commission (Cleveland Clinic Health System)[1]	5.000		01/01/2028	01/01/2022	A	9,168,640
10,000,000	OH Higher Education Facility Commission (Cleveland Clinic Health System)[1]	5.000		01/01/2029	01/01/2022	A	11,373,000
10,000,000	OH Higher Education Facility Commission (Cleveland Clinic Health System)[1]	5.000		01/01/2030	01/01/2022	A	11,303,300
7,500,000	OH Higher Education Facility Commission (Cleveland Clinic Health System)[1]	5.000		01/01/2031	01/01/2022	A	8,432,100
2,915,000	Penta, OH Career Center COP[1]	5.250		04/01/2024	04/01/2022	A	3,378,572
2,080,000	Penta, OH Career Center COP[1]	5.250		04/01/2025	04/01/2022	A	2,379,083
1,900,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)[6]	6.300	[8]	02/15/2024	05/22/2019	B	1,145,700
1,950,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)[6]	6.400	[8]	02/15/2034	02/27/2030	B	1,176,026
3,480,000	Portage County, OH Port Authority (Northeast Ohio Medical University)[1]	5.000		12/01/2026	06/01/2022	A	3,654,278
215,000	Scioto County, OH Marine Terminal Facility (Norfolk & Western Railway Company)	5.300		08/15/2013	07/29/2012	A	215,690
1,370,000	Summit County, OH Port Authority (University of Akron Student Hsg.)[1]	5.250		01/01/2024	01/01/2021	A	1,567,266
10,000	Toledo, OH GO1	6.350		12/01/2025	07/29/2012	A	10,022
2,870,000	Toledo-Lucas County, OH Port Authority (Bax Global)	6.250		11/01/2013	07/12/2013	B	2,877,347

45	Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Ohio Continued
$375,000	Toledo-Lucas County, OH Port Authority (Creekside Devel. Company)[1]	6.600%	11/15/2015	11/15/2012	A	$376,268
10,760,000	Toledo-Lucas County, OH Port Authority (Crocker Park)[1]	5.250	12/01/2023	12/01/2013	A	11,251,194
275,000	Toledo-Lucas County, OH Port Authority (Woodsage Properties)[1]	5.400	05/15/2014	08/20/2013	B	275,668
90,000	Wadsworth, OH Hsg. Devel. Corp. (Medina Hsg.)[1]	6.200	03/01/2020	07/18/2012	A	90,244
20,000	Washington County, OH Hospital (MAHC/MAHealth/MMHospital/ MMHF Obligated Group)[1]	5.375	09/01/2018	07/29/2012	A	20,052

						234,480,974
Oklahoma–0.1%
85,000	Cherokee County, OK EDA (NSU Student Hsg.)	5.250	12/01/2034	12/01/2015	A	86,620
30,000	OK HFA (Single Family Mtg.)[1]	5.400	09/01/2029	03/01/2013	A	30,270
1,240,000	Oklahoma County, OK HFA (Single Family Mtg.)[1]	6.600	10/01/2035	07/29/2012	A	1,327,594
1,000,000	Tulsa, OK Airports[1]	5.375	06/01/2024	06/01/2015	A	1,074,600

						2,519,084
Oregon–0.1%
15,000	Klamath Falls, OR Airport	5.500	07/01/2016	07/24/2012	A	15,062
60,000	Klamath Falls, OR Intercommunity Hospital Authority (Sky Lakes Medical Center)[1]	6.250	09/01/2031	09/01/2012	A	60,751
25,000	Newberg, OR Public Safety	5.250	12/01/2012	07/29/2012	A	25,105
15,000	OR Alternate Energy[1]	5.400	07/01/2016	07/29/2012	A	15,062
10,000	OR Facilities Authority (College Housing Northwest)[1]	5.300	10/01/2022	10/01/2013	A	10,068
20,000	OR GO1	5.375	08/01/2028	07/29/2012	A	20,020
40,000	OR GO (Elderly & Disabled Hsg.)	5.450	08/01/2012	08/01/2012		40,169
30,000	OR GO (Elderly & Disabled Hsg.)	5.450	08/01/2013	07/29/2012	A	30,118
65,000	OR GO (Elderly & Disabled Hsg.)[1]	5.550	08/01/2016	07/29/2012	A	65,142
20,000	OR GO (Elderly & Disabled Hsg.)[1]	5.600	08/01/2019	07/29/2012	A	20,039
40,000	OR GO (Elderly & Disabled Hsg.)[1]	5.650	08/01/2026	07/29/2012	A	40,056
35,000	OR GO (Elderly & Disabled Hsg.)[1]	5.700	08/01/2016	07/29/2012	A	35,081
15,000	OR GO (Elderly & Disabled Hsg.)[1]	6.200	08/01/2020	07/29/2012	A	15,036
40,000	OR GO (Elderly & Disabled Hsg.)[1]	6.300	08/01/2026	07/29/2012	A	40,077
500,000	OR Health & Science University[1]	5.000	07/01/2023	07/01/2022	A	592,295
1,000,000	OR Health & Science University[1]	5.000	07/01/2026	07/01/2022	A	1,146,620
20,000	OR Hsg. & Community Services Dept. (Single Family Mtg.), Series F1	5.250	07/01/2022	07/29/2012	A	20,480
45,000	Port of Portland, OR Airport (Portland International Airport)[1]	5.500	07/01/2018	07/29/2012	A	45,107
40,000	Port Umatilla, OR Water[1]	6.450	08/01/2014	08/01/2012	A	40,177

46	Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Oregon Continued
$1,375,000	Portland, OR Hsg. Authority (Clay Street Apartments)	5.500%	12/01/2021	07/29/2012	A	$1,381,229
1,180,000	Portland, OR Hsg. Authority (Columbia Street Apartments)	5.500	12/01/2021	07/29/2012	A	1,185,345
1,000,000	Western Generation, OR Agency Cogeneration (Wauna Cogeneration)	5.000	01/01/2016	03/25/2015	B	1,000,190

						5,843,229
Pennsylvania–4.2%
185,000	Allegheny County, PA HDA (Catholic Health East)[1]	5.375	11/15/2022	11/15/2012	A	186,473
1,600,000	Allegheny County, PA Redevel. Authority (Pittsburgh Mills)	5.100	07/01/2014	07/22/2013	B	1,658,096
5,165,000	Allegheny County, PA Redevel. Authority (Robinson Mall)[1]	7.000	11/01/2017	07/29/2012	A	5,165,258
1,130,000	Bucks County, PA IDA (School Lane Foundation)[1]	4.600	03/15/2017	04/20/2015	B	1,161,719
4,895,000	Chester County, PA H&EFA (Chester County Hospital)[1]	5.875	07/01/2016	07/24/2012	A	4,914,629
800,000	Chester County, PA H&EFA (Chester County Hospital)[1]	6.750	07/01/2021	07/29/2012	A	800,936
2,305,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries)[1]	6.250	01/01/2024	01/01/2019	A	2,567,401
15,000	Delaware River Port Authority PA/NJ1	5.000	01/01/2015	07/29/2012	A	15,041
220,000	Delaware River Port Authority PA/NJ1	5.625	01/01/2026	07/29/2012	A	220,447
40,000	Delaware River Port Authority PA/NJ1	5.700	01/01/2023	07/29/2012	A	40,100
1,000,000	Delaware Valley, PA Regional Financial Authority[1]	5.700	07/01/2027	07/01/2027		1,184,810
5,500,000	Lehigh Northampton, PA Airport Authority[1]	6.000	05/15/2025	07/29/2012	A	5,506,600
1,395,000	Lycoming County, PA Authority (Pennsylvania College of Technology)[1]	5.000	05/01/2026	05/01/2022	A	1,553,333
1,475,000	Montgomery County, PA HEHA (Holy Redeemer Health System)[1]	5.250	10/01/2023	05/25/2021	B	1,468,687
1,300,000	Montgomery County, PA HEHA (Holy Redeemer Health System)[1]	5.250	10/01/2027	07/29/2012	A	1,300,780
35,000,000	Montgomery County, PA IDA[2]	5.750	08/01/2030	08/01/2030		42,661,150
800,000	Northampton County, PA General Purpose Authority[1]	5.250	10/01/2030	10/01/2012	A	809,184
32,095,000	PA EDFA (Albert Einstein Healthcare)[1]	6.250	10/15/2023	02/25/2019	A	36,224,022
12,300,000	PA EDFA (National Gypsum Company)	6.125	11/01/2027	11/01/2027		11,774,667

47	Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Pennsylvania Continued
$8,120,000	PA EDFA (National Gypsum Company)	6.250%	11/01/2027	11/01/2027		$7,870,310
500,000	PA EDFA (Northampton Generating)[6]	6.500	01/01/2013	01/01/2013		316,150
1,390,000	PA HEFA (California University of Pennsylvania Student Assoc.)[1]	6.750	09/01/2020	09/01/2012	A	1,395,921
10,300,000	PA HEFA (MCP/HUHS/AUS Obligated Group)[1]	5.875	11/15/2016	07/29/2012	A	10,307,004
8,565,000	PA HEFA (MCP/HUHS/AUS Obligated Group)[1]	5.875	11/15/2016	07/29/2012	A	8,570,824
295,000	PA HEFA (MCP/HUHS/AUS Obligated Group)[1]	5.875	11/15/2021	07/29/2012	A	295,097
25,000	PA HEFA (University of the Arts)	5.500	03/15/2020	07/29/2012	A	25,023
785,000	PA HEFA (Ursinus College)[1]	5.000	01/01/2025	01/01/2022	A	877,834
1,970,000	PA HEFA (Ursinus College)[1]	5.000	01/01/2027	01/01/2022	A	2,166,212
1,675,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000	06/01/2024	12/01/2016	A	1,788,247
31,400,000	Philadelphia, PA H&HEFA (Temple University Health System)[5]	6.250	07/01/2023	07/01/2017	A	33,940,574
65,000	Pittsburgh, PA Urban Redevel. Authority, Series C1	5.600	04/01/2020	07/29/2012	A	65,122
4,655,000	Reading, PA GO1	5.625	11/15/2020	03/26/2017	B	4,802,982
4,175,000	St. Mary Hospital Authority, PA Health System (Catholic Health East)[1]	5.000	11/15/2021	05/15/2020	A	4,688,609
8,310,000	St. Mary Hospital Authority, PA Health System (Catholic Health East)[1]	5.000	11/15/2022	05/15/2020	A	9,233,324
795,000	St. Mary Hospital Authority, PA Health System (Catholic Health East)[1]	5.250	11/15/2023	05/15/2020	A	891,259

						206,447,825
Rhode Island–2.0%
960,000	Central Falls, RI Detention Facility	6.750	01/15/2013	10/17/2012	B	954,586
60,000	Kent County, RI Water Authority[1]	5.375	07/15/2018	07/29/2012	A	60,413
465,000	Providence, RI Public Building Authority, Series A1	5.000	12/15/2017	12/15/2012	A	469,078
400,000	Providence, RI Public Building Authority, Series A	5.125	12/15/2014	07/29/2012	A	400,872
300,000	Providence, RI Public Building Authority, Series A1	5.375	12/15/2021	07/29/2012	A	300,354
5,065,000	Providence, RI Public Building Authority, Series A1	5.875	06/15/2026	06/15/2021	A	5,667,735
25,000	Providence, RI Public Building Authority, Series B	5.500	12/15/2014	07/29/2012	A	25,073
755,000	RI Clean Water Finance Agency (Triton Ocean)[1]	5.800	09/01/2022	07/29/2012	A	755,853

48	Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Rhode Island Continued
$5,000,000	RI Health & Educational Building Corp. (EPBH/RIH/TMH Obligated Group)[1]	7.000%	05/15/2039	05/15/2019	A	$5,950,450
140,000	RI Health & Educational Building Corp. (Johnson & Wales University)	6.100	04/01/2026	10/01/2012	A	140,248
225,000	RI Health & Educational Building Corp. (Lifespan)[1]	5.250	05/15/2026	07/29/2012	A	225,227
1,065,000	RI Health & Educational Building Corp. (Providence Public Building Authority)[1]	5.000	05/15/2021	05/15/2017	A	1,144,481
4,025,000	RI Health & Educational Building Corp. (Providence Public Building Authority)[1]	5.000	05/15/2022	05/15/2017	A	4,308,722
4,055,000	RI Health & Educational Building Corp. (RIH/MHF/TMH/RIHF Obligated Group)[1]	5.750	05/15/2023	07/29/2012	A	4,062,340
20,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)[1]	5.400	10/01/2026	07/11/2012	A	20,886
145,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)[1]	6.500	04/01/2027	07/29/2012	A	145,334
10,000	RI Hsg. & Mtg. Finance Corp. (Rental Hsg.)[1]	5.150	10/01/2022	07/29/2012	A	10,010
25,000	RI Hsg. & Mtg. Finance Corp. (Rental Hsg.)[1]	5.375	04/01/2024	10/01/2012	A	25,088
5,610,000	RI Student Loan Authority[2]	6.000	12/01/2023	05/15/2013	A	5,620,931
25,110,000	RI Tobacco Settlement Financing Corp. (TASC)[1]	6.250	06/01/2042	07/29/2012	A	25,544,654
7,410,000	RI Tobacco Settlement Financing Corp. (TASC), Series A1	6.000	06/01/2023	07/29/2012	A	7,557,533
29,950,000	RI Tobacco Settlement Financing Corp. (TASC), Series A1	6.125	06/01/2032	07/29/2012	A	30,516,055
845,000	West Warwick, RI GO1	5.150	03/01/2022	07/29/2012	A	847,560
500,000	Woonsocket, RI GO1	6.000	10/01/2018	10/01/2018		487,755

						95,241,238
South Carolina–0.6%
560,000	Allendale County, SC School District Energy Savings Special Obligation	7.000	12/01/2013	06/06/2013	B	580,462
110,000	Georgetown County, SC Environmental Improvement (International Paper Company)[1]	5.700	10/01/2021	07/29/2012	A	110,100
250,000	Greenville County, SC Airport (Donaldson Industrial Air Park)[1]	6.125	10/01/2017	05/26/2015	B	252,123
210,000	Lee County, SC School Facilities, Series 2006	6.000	12/01/2019	12/01/2017	A	236,712
270,000	Lee County, SC School Facilities, Series 2006	6.000	12/01/2027	12/01/2017	A	288,614

49	Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity**		Value
South Carolina Continued
$2,110,000	Lexington, SC One School Facilities Corp. (Lexington County School District No. 1)[1]	5.250%		12/01/2024	12/01/2015	A	$2,346,426
2,340,000	Lexington, SC One School Facilities Corp. (Lexington County School District No. 1)[1]	5.250		12/01/2026	12/01/2015	A	2,604,677
9,955,000	Richland County, SC Environmental Improvement (International Paper Company)[1]	6.100		04/01/2023	04/01/2013	A	10,354,892
1,735,000	SC Connector 2000 Assoc. Toll Road, Series B	5.604	[4]	01/01/2021	01/01/2021		60,725
720,000	SC Connector 2000 Assoc. Toll Road, Series B	5.702	[4]	01/01/2026	01/01/2026		25,200
30,000	SC Educational Facilities Authority (Southern Wesleyan University)	5.850		03/01/2016	07/29/2012	A	30,034
100,000	SC Educational Facilities Authority (Southern Wesleyan University)[1]	6.000		03/01/2023	07/29/2012	A	100,056
10,000	SC Hsg. Finance & Devel. Authority[1]	5.950		07/01/2029	07/29/2012	A	10,014
80,000	SC Hsg. Finance & Devel. Authority, Series A1	5.400		07/01/2021	07/29/2012	A	80,150
10,000	SC Hsg. Finance & Devel. Authority, Series A-2[1]	5.300		07/01/2019	07/29/2012	A	10,017
2,235,000	SC Jobs EDA (Bon Secours Health System/Bon Secours-Venice Healthcare Corp. Obligated Group)[1]	5.500		11/15/2023	11/15/2012	A	2,278,583
6,360,000	SC Jobs EDA (Bon Secours)[1]	5.625		11/15/2030	11/15/2012	A	6,460,679
15,000	SC Jobs EDA (Electric & Gas Company)[1]	5.450		11/01/2032	11/01/2012	A	15,059
3,490,000	SC Jobs EDA (Palmetto Health)[1]	6.250		08/01/2031	08/01/2013	A	3,677,832

							29,522,355
South Dakota–0.5%
8,430,000	SD Education Loans	5.600		06/01/2020	06/01/2020		6,174,301
16,020,000	SD Educational Enhancement Funding Corp. Tobacco Settlement[1]	6.500		06/01/2032	07/29/2012	A	16,540,810
560,000	SD Hsg. Devel. Authority (Homeownership)[1]	5.750		05/01/2031	05/01/2031		585,323

							23,300,434
Tennessee–1.2%
10,000	Blount County, TN Hospital, Series B1	5.125		07/01/2019	07/29/2012	A	10,013
50,000	Columbia, TN Electric System	5.625		09/01/2017	07/29/2012	A	50,220
1,860,000	TN Energy Acquisition Gas Corp.[1]	5.000		02/01/2021	02/01/2021		2,001,974
19,530,000	TN Energy Acquisition Gas Corp.[1]	5.000		02/01/2023	02/01/2023		20,582,667
10,000,000	TN Energy Acquisition Gas Corp.[1]	5.250		09/01/2019	09/01/2019		11,172,300
5,000,000	TN Energy Acquisition Gas Corp.[1]	5.250		09/01/2020	09/01/2020		5,571,550
3,000,000	TN Energy Acquisition Gas Corp.[1]	5.250		09/01/2021	09/01/2021		3,357,120

50	Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity**		Value
Tennessee Continued
$12,235,000	TN Energy Acquisition Gas Corp.[1]	5.250%		09/01/2024	09/01/2024		$13,374,568

							56,120,412
Texas–5.1%
605,000	Austin, TX Utility System	6.730	[4]	11/15/2014	11/15/2012	A	521,855
55,000	Bexar County, TX HFC (American Opportunity Hsg.-Cinnamon Creek)	5.750		12/01/2013	12/01/2012	A	56,946
115,000	Bexar County, TX HFC (Doral Club)[1]	8.750		10/01/2036	11/02/2028	B	87,735
65,000	Bexar County, TX HFC (Honey Creek Apartments)	5.875		04/01/2014	07/29/2012	A	65,043
460,000	Bexar County, TX HFC (Perrin Square)[1]	6.550		12/20/2034	12/20/2012	A	483,925
150,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)	6.750		10/01/2038	10/01/2038		13,884
290,000	Brazos River, TX Harbor Navigation District (Dow Chemical Company)[1]	6.625		05/15/2033	07/29/2012	A	293,463
75,000	Cass County, TX IDC (International Paper Company)[1]	6.000		09/01/2025	09/01/2012	A	75,500
285,000	Cass County, TX IDC (International Paper Company)[1]	6.600		03/15/2024	07/29/2012	A	286,057
305,000	Catroville, TX COP[1]	4.750		08/01/2016	08/01/2012	A	305,567
380,000	Clifton, TX Higher Education Finance Corp. (Tejano Center Community Concerns)[1]	7.750		02/15/2018	04/14/2016	B	418,072
60,000	Collin County, TX HFC (Community College District Foundation)	5.250		06/01/2023	07/08/2021	B	50,527
500,000	Corpus Christi, TX Business & Job Devel. Corp. (Seawall)[1]	5.375		03/01/2013	07/29/2012	A	501,885
10,000	Corpus Christi, TX General Airport[1]	5.500		02/15/2017	08/15/2012	A	10,052
100,000	Corpus Christi, TX General Airport[1]	5.625		02/15/2019	08/15/2012	A	100,420
4,010,000	Crawford, TX Education Facility Corp. (University of St. Thomas)[1]	5.375		10/01/2027	10/01/2012	A	4,054,391
1,565,000	Dallas-Fort Worth, TX International Airport[1]	5.500		11/01/2020	07/29/2012	A	1,570,243
7,750,000	Dallas-Fort Worth, TX International Airport[1]	5.500		11/01/2021	07/29/2012	A	7,775,265
550,000	Dallas-Fort Worth, TX International Airport[1]	5.500		11/01/2021	11/01/2013	A	580,311
685,000	Dallas-Fort Worth, TX International Airport[1]	5.500		11/01/2031	07/29/2012	A	692,247
9,475,000	Dallas-Fort Worth, TX International Airport[1]	5.500		11/01/2035	07/29/2012	A	9,600,449
15,000	Dallas-Fort Worth, TX International Airport[1]	5.625		11/01/2026	07/29/2012	A	15,048
15,000	Dallas-Fort Worth, TX International Airport[1]	5.750		11/01/2015	07/29/2012	A	15,062
65,000	Dallas-Fort Worth, TX International Airport[1]	5.750		11/01/2030	07/29/2012	A	65,127

51	Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Texas Continued
$4,580,000	Dallas-Fort Worth, TX International Airport[1]	6.000%	11/01/2023	07/29/2012	A	$4,597,725
4,230,000	Dallas-Fort Worth, TX International Airport	6.000	11/01/2024	07/29/2012	A	4,250,050
80,000	Dallas-Fort Worth, TX International Airport[1]	6.000	11/01/2028	07/29/2012	A	80,319
2,120,000	Dallas-Fort Worth, TX International Airport	6.000	11/01/2032	07/29/2012	A	2,127,674
2,940,000	Dallas-Fort Worth, TX International Airport[1]	6.100	11/01/2019	07/29/2012	A	2,951,319
30,000	Dallas-Fort Worth, TX International Airport	6.125	11/01/2035	07/29/2012	A	30,112
3,700,000	Dallas-Fort Worth, TX International Airport[1]	6.250	11/01/2028	07/29/2012	A	3,715,096
4,675,000	Dallas-Fort Worth, TX International Airport[1]	6.250	11/01/2028	07/29/2012	A	4,694,074
35,000	Del Rio, TX Airport[1]	5.400	07/01/2019	07/29/2012	A	35,077
50,000	Eagle Pass, TX Waterworks & Sewer[1]	5.050	12/01/2017	07/29/2012	A	50,170
140,000	El Paso County, TX HFC (American Village Communities), Series A1	6.250	12/01/2020	12/01/2012	A	141,029
440,000	Gonzales, TX Healthcare System[1]	5.500	08/15/2019	07/29/2012	A	440,849
400,000	Greater Greenspoint, TX Redevel. Authority[1]	5.250	09/01/2022	09/01/2012	A	400,740
4,660,000	Gulf Coast, TX IDA (Citgo Petroleum Corp.)[1]	7.500	05/01/2025	10/01/2012	C	4,691,781
340,000	Gulf Coast, TX IDA Solid Waste (Citgo Petroleum Corp.)[1]	8.000	04/01/2028	07/29/2012	A	340,524
14,465,000	Gulf Coast, TX Waste Disposal Authority (International Paper Company)[1]	6.100	08/01/2024	08/01/2012	A	14,515,917
12,470,000	Harris County, TX HFDC (St. Luke’s Episcopal Hospital)[1]	6.750	02/15/2021	07/29/2012	A	15,035,204
40,000	Harris County, TX Municipal Utility District No. 304	5.300	09/01/2013	07/29/2012	A	40,073
1,100,000	Harris County, TX Sports Authority Revenue[1]	5.250	11/15/2021	11/15/2012	A	1,099,945
100,000	Harris County-Houston, TX Sports Authority[1]	5.250	11/15/2022	11/15/2012	A	99,995
2,105,000	Harris County-Houston, TX Sports Authority[1]	5.750	11/15/2019	07/29/2012	A	2,106,558
1,045,000	Houston, TX Airport Special Facilities (Continental Airlines)[1]	5.500	07/15/2017	07/29/2012	A	1,048,125
3,560,000	Houston, TX Airport Special Facilities (Continental Airlines)[1]	6.125	07/15/2017	03/16/2015	B	3,552,239
3,000,000	Houston, TX Airport System[1]	5.000	07/01/2026	07/01/2021	A	3,427,170
6,150,000	Houston, TX Airport System[1]	5.000	07/01/2027	07/01/2022	A	6,816,230
2,000,000	Houston, TX Airport System[1]	5.000	07/01/2030	07/01/2022	A	2,178,220
5,000,000	Houston, TX Airport System[1]	5.000	07/01/2031	07/01/2022	A	5,415,400

52	Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Texas Continued
$10,000	Houston, TX Airport System (People Mover)	5.375%	07/15/2012	07/15/2012		$10,014
470,000	Houston, TX HFC (Single Family Mtg.)[1]	6.750	06/01/2033	12/01/2017	A	486,981
1,000,000	Houston, TX Higher Education Finance Corp. (Cosmos Foundation)[1]	5.875	05/15/2021	05/15/2021		1,142,920
100,000	Houston, TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment)[1]	5.250	09/01/2033	07/29/2012	A	100,055
1,265,000	Houston, TX Hsg. Corp. (6800 Long Drive Apartments)[1]	6.625	02/01/2020	08/01/2012	A	1,267,884
35,000	Laredo, TX Independent School District Public Facility Corp.[1]	5.000	08/01/2024	08/01/2012	A	35,040
30,000	Lewisville, TX HFC (Lewisville Limited)[1]	5.500	06/01/2017	07/29/2012	A	30,062
90,000	Lewisville, TX HFC (Lewisville Limited)[1]	5.600	12/01/2029	07/29/2012	A	90,097
60,000	Lubbock, TX HFC (Las Colinas Quail Creek Apartments)[1]	6.750	07/01/2012	07/01/2012		59,995
22,870,000	McLennan County, TX Public Facility Corp.[1]	6.625	06/01/2035	11/18/2014	A	24,918,923
870,000	Midland County, TX Hospital District	5.375	06/01/2016	07/29/2012	A	872,192
16,000,000	Mission, TX EDC (Waste Management)[1]	6.000	08/01/2020	08/01/2013	C	16,883,520
50,000	Montgomery County, TX Municipal Utility District No. 40 (Waterworks & Sewer)[1]	5.000	03/01/2019	07/29/2012	A	50,119
80,000	North Central TX HFDC (Children’s Medical Center)[1]	6.000	08/15/2016	07/29/2012	A	80,290
100,000	North Channel, TX Water Authority System[1]	5.000	07/10/2015	07/29/2012	A	100,221
940,000	North TX Tollway Authority[1]	5.000	01/01/2022	01/01/2013	A	951,374
585,000	Permian Basin, TX HFC (Single Family Mtg.)[1]	5.650	01/01/2038	11/01/2014	A	618,298
45,000	Permian Basin, TX HFC (Single Family Mtg.)[1]	5.750	01/01/2038	07/01/2016	A	47,726
620,000	Sabine River, TX Authority Pollution Control (TXU Electric Company)	6.450	06/01/2021	06/01/2021		57,381
75,000	Sam Rayburn, TX Municipal Power Agency[1]	5.750	10/01/2021	10/01/2012	A	75,524
455,000	Silsbee, TX GO COP[1]	4.500	05/01/2016	07/29/2012	A	456,420
480,000	Silsbee, TX GO COP[1]	4.500	05/01/2017	07/29/2012	A	481,498
40,000	Southlake Parks, TX Devel. Corp.[1]	5.375	08/15/2021	07/29/2012	A	40,134
4,030,000	Texas City, TX Industrial Devel. Corp. (BP Pipeline-North America)[1]	7.375	10/01/2020	10/01/2020		5,469,113

53	Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Texas Continued
$235,000	Trinity, TX River Authority (TXU Energy Company)	6.250%	05/01/2028	05/01/2028		$20,572
70,000	TX Dept. of Hsg. & Community Affairs (Pebble Brook Apartments)[1]	5.550	12/01/2024	08/01/2012	A	70,119
55,000	TX Dept. of Hsg. & Community Affairs (Pebble Brook Apartments)[1]	5.600	12/01/2030	08/01/2012	A	55,066
105,000	TX Dormitory Finance Authority (Temple Junior College Foundation)	5.875	09/01/2022	04/18/2019	B	79,076
5,000	TX GO	5.750	08/01/2026	07/02/2012	A	5,002
100,000	TX GO (Water Financial Assistance)	5.250	08/01/2022	07/29/2012	A	100,396
20,000	TX GO (Water Financial Assistance)	5.750	08/01/2031	07/02/2012	A	20,082
55,000	TX Lower Colorado River Authority[1]	5.000	05/15/2020	07/29/2012	A	55,185
100,000	TX Lower Colorado River Authority	5.500	05/15/2021	07/29/2012	A	100,371
1,390,000	TX Multifamily Hsg. Revenue Bond Pass-Through Certificates (Skyway Villas)	5.950	11/01/2034	12/01/2012	A	1,394,170
3,415,000	TX Municipal Gas Acquisition & Supply Corp.	5.250	12/15/2023	12/15/2023		3,675,701
61,535,000	TX Municipal Gas Acquisition & Supply Corp.[1]	6.250	12/15/2026	08/04/2023	B	72,343,623
2,360,000	TX SA Energy Acquisition Public Facility Corp. (Gas Supply)[1]	5.500	08/01/2021	08/01/2021		2,623,234
25,000	TX Water Devel. Board	5.250	07/15/2015	07/29/2012	A	25,100
25,000	TX Water Devel. Board (State Revolving Fund)[1]	5.375	07/15/2016	07/29/2012	A	25,105
650,000	West Travis County, TX Public Utility Agency[1]	3.000	08/15/2015	08/15/2013	A	659,263
820,000	West Travis County, TX Public Utility Agency[1]	3.000	08/15/2017	08/15/2013	A	826,749
550,000	West Travis County, TX Public Utility Agency[1]	3.500	08/15/2019	08/15/2013	A	553,399
970,000	Willacy County, TX Public Facilities Corp.[1]	8.250	12/01/2023	12/01/2012	A	1,003,824
50,000	Ysleta, TX Independent School District[1]	5.375	11/15/2024	11/15/2012	A	50,783

						249,533,290
U.S. Possessions–14.1%
2,700,000	Guam Education Financing Foundation COP (Guam Public School Facilities)	4.500	10/01/2026	10/01/2026		2,525,391
1,000,000	Guam International Airport Authority[1]	5.250	10/01/2022	07/29/2012	A	1,001,460
20,000	Guam International Airport Authority[1]	5.375	10/01/2017	10/01/2013	A	20,600
310,000	Guam Power Authority, Series A1	5.000	10/01/2024	07/29/2012	A	310,053
300,000	Guam Power Authority, Series A1	5.250	10/01/2023	07/29/2012	A	300,060
18,300,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.500	07/01/2028	07/01/2022	A	19,662,069

54	Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity**		Value
U.S. Possessions Continued
$1,005,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375%		05/15/2033	11/15/2012	A	$1,004,940
5,605,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500		05/15/2039	11/15/2012	A	5,604,552
65,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625		05/15/2043	11/15/2012	A	64,994
9,800,000	Puerto Rico Commonwealth GO1	4.750		12/01/2015	12/01/2012	A	10,020,990
4,720,000	Puerto Rico Commonwealth GO1	5.125		07/01/2031	07/29/2012	A	4,720,897
8,500,000	Puerto Rico Commonwealth GO1	5.250		07/01/2024	07/01/2016	A	9,030,230
7,930,000	Puerto Rico Commonwealth GO1	5.250		07/01/2026	07/01/2016	A	8,379,155
5,685,000	Puerto Rico Commonwealth GO1	5.250		07/01/2034	07/01/2017	A	5,772,378
3,355,000	Puerto Rico Commonwealth GO1	5.500		07/01/2017	07/01/2017		3,754,715
1,000,000	Puerto Rico Commonwealth GO1	5.500		07/01/2017	07/01/2017		1,119,140
9,575,000	Puerto Rico Commonwealth GO1	5.500		07/01/2017	07/01/2017		10,715,766
60,000,000	Puerto Rico Commonwealth GO1	5.500		07/01/2026	07/01/2018	A	63,498,600
2,300,000	Puerto Rico Commonwealth GO1	5.500		07/01/2027	07/01/2022	A	2,469,280
2,635,000	Puerto Rico Commonwealth GO1	5.625		07/01/2032	07/01/2016	A	2,765,670
1,430,000	Puerto Rico Commonwealth GO1	5.625		07/01/2033	07/01/2016	A	1,499,841
1,125,000	Puerto Rico Commonwealth GO1	6.000		07/01/2027	07/01/2018	A	1,253,903
51,665,000	Puerto Rico Commonwealth GO1	6.000		07/01/2029	07/01/2016	A	56,706,471
10,000,000	Puerto Rico Commonwealth GO1	6.500		07/01/2037	07/01/2019	A	11,263,900
7,000,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2028	07/01/2020	A	7,439,040
56,565,000	Puerto Rico Electric Power Authority, Series CCC[1]	5.250		07/01/2026	07/01/2015	A	60,406,895
13,025,000	Puerto Rico Electric Power Authority, Series CCC[1]	5.250		07/01/2028	07/01/2020	A	13,841,928
1,060,000	Puerto Rico Electric Power Authority, Series ZZ1	5.250		07/01/2026	07/01/2020	A	1,142,479
4,600,000	Puerto Rico Highway & Transportation Authority[1]	3.771	[3]	07/01/2028	07/01/2028		3,866,806
1,095,000	Puerto Rico Highway & Transportation Authority[1]	5.000		07/01/2018	01/01/2013	A	1,110,888
1,340,000	Puerto Rico Highway & Transportation Authority, Series G1	5.250		07/01/2019	07/01/2013	A	1,407,456
675,000	Puerto Rico Highway & Transportation Authority, Series G1	5.250		07/01/2019	07/01/2013	A	694,440
1,045,000	Puerto Rico Highway & Transportation Authority, Series N1	5.500		07/01/2021	07/01/2021		1,168,843
6,720,000	Puerto Rico Highway & Transportation Authority, Series Y1	6.250		07/01/2021	07/15/2020	B	8,071,930
75,000	Puerto Rico Industrial Devel. Company, Series B	5.375		07/01/2016	07/29/2012	A	75,169
1,000,000	Puerto Rico Industrial Devel. Company, Series B1	5.375		07/01/2016	07/29/2012	A	1,003,960
8,440,000	Puerto Rico Infrastructure[1]	5.500		07/01/2020	07/01/2020		9,503,018

55	Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
U.S. Possessions Continued
$3,115,000	Puerto Rico Infrastructure[1]	5.500%	07/01/2021	07/01/2021		$3,518,206
4,670,000	Puerto Rico Infrastructure[1]	5.500	07/01/2022	07/01/2022		5,286,160
1,140,000	Puerto Rico Infrastructure[1]	5.500	07/01/2023	07/01/2023		1,285,612
1,000,000	Puerto Rico Infrastructure[1]	5.500	07/01/2027	07/01/2027		1,099,630
14,000,000	Puerto Rico Infrastructure[1]	6.000	12/15/2026	12/15/2021	A	16,064,860
560,000	Puerto Rico Infrastructure (Mepsi Campus)	5.600	10/01/2014	10/11/2013	B	577,612
2,945,000	Puerto Rico Infrastructure (Mepsi Campus)	6.250	10/01/2024	07/19/2017	A	3,097,757
3,500,000	Puerto Rico Infrastructure Financing Authority[1]	5.250	12/15/2026	12/15/2021	A	3,680,250
3,310,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625	06/01/2026	07/29/2012	A	3,322,744
505,000	Puerto Rico ITEMECF (InterAmerican University)[1]	5.000	10/01/2018	07/29/2012	A	505,838
160,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625	07/01/2014	01/01/2013	A	162,810
2,000,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2019	08/01/2012	A	2,005,100
1,350,000	Puerto Rico Public Buildings Authority[1]	5.250	07/01/2017	07/01/2017		1,498,554
135,000	Puerto Rico Public Buildings Authority[1]	5.500	07/01/2023	07/01/2016	A	145,296
4,990,000	Puerto Rico Public Buildings Authority[1]	5.750	07/01/2022	07/01/2022		5,607,862
3,590,000	Puerto Rico Public Buildings Authority[1]	6.000	07/01/2027	07/01/2018	A	4,032,037
500,000	Puerto Rico Public Buildings Authority[1]	6.125	07/01/2023	07/01/2019	A	574,060
735,000	Puerto Rico Public Buildings Authority[1]	6.250	07/01/2021	07/01/2021		850,299
5,220,000	Puerto Rico Public Buildings Authority[1]	6.250	07/01/2022	07/01/2022		6,025,028
2,905,000	Puerto Rico Public Buildings Authority[1]	6.250	07/01/2026	07/01/2019	A	3,349,756
1,000,000	Puerto Rico Public Buildings Authority[1]	6.750	07/01/2036	07/01/2019	A	1,171,570
2,950,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2021	07/01/2014	A	3,234,557
13,200,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2025	06/01/2014	A	14,268,804
37,400,000	Puerto Rico Public Finance Corp., Series A1	6.500	08/01/2028	08/01/2016	A	41,107,462
69,770,000	Puerto Rico Public Finance Corp., Series B1	5.500	08/01/2031	08/01/2021	A	74,575,758
10,675,000	Puerto Rico Public Finance Corp., Series B1	6.000	08/01/2024	08/01/2021	A	12,369,229

56	Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
U.S. Possessions Continued
$17,475,000	Puerto Rico Public Finance Corp., Series B1	6.000%	08/01/2025	08/01/2021	A	$20,023,904
8,210,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.250	08/01/2027	08/01/2019	A	9,151,194
2,280,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.500	08/01/2028	08/01/2019	A	2,569,355
11,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.625	08/01/2030	02/01/2015	A	11,627,880
690,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.125	08/01/2029	02/01/2014	A	753,452
24,135,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.125	08/01/2029	02/01/2014	A	25,892,993
9,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.500	08/01/2044	08/01/2019	A	10,543,050
6,495,000	Puerto Rico Sales Tax Financing Corp., Series B1	6.000	08/01/2026	08/01/2021	A	7,376,761
35,000,000	Puerto Rico Sales Tax Financing Corp., Series C1	6.500	08/01/2035	08/01/2020	A	41,620,250
1,000,000	University of Puerto Rico[1]	5.000	06/01/2020	06/01/2016	A	1,048,740
5,000,000	University of Puerto Rico[1]	5.000	06/01/2025	06/01/2016	A	5,112,800
2,535,000	University of Puerto Rico, Series P1	5.000	06/01/2023	06/01/2016	A	2,616,982
1,790,000	University of Puerto Rico, Series Q1	5.000	06/01/2022	06/01/2016	A	1,858,539
4,675,000	V.I. Public Finance Authority, Series A1	6.375	10/01/2019	07/29/2012	A	4,690,708

						687,501,366
Utah–0.1%
558,000	Eagle Mountain, UT Special Assessment	6.250	05/01/2013	05/01/2013		567,871
15,000	Intermountain, UT Power Agency	5.000	07/01/2013	07/20/2012	A	15,060
2,175,000	Intermountain, UT Power Agency[1]	5.250	07/01/2023	07/01/2013	A	2,275,681
490,000	UT HFA (Single Family Mtg.)[1]	6.125	01/01/2027	07/29/2012	A	490,892
5,000	UT University Campus Facilities System, Series A1	6.750	10/01/2014	07/29/2012	A	5,017

						3,354,521
Vermont–0.3%
95,000	Burlington, VT Airport[1]	5.600	07/01/2017	07/25/2012	A	95,200
1,000,000	Burlington, VT Airport, Series A1	5.000	07/01/2023	07/01/2023		986,690
105,000	Burlington, VT Airport, Series B1	5.750	07/01/2017	07/25/2012	A	105,234
205,000	Burlington, VT COP[1]	5.500	12/01/2016	07/29/2012	A	205,859
1,830,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)[1]	5.000	10/01/2019	10/01/2019		2,127,833
1,820,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)[1]	5.000	10/01/2020	10/01/2020		2,121,538

57	Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity**		Value
Vermont Continued
$2,020,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)[1]	5.000%		10/01/2021	10/01/2021		$2,361,198
1,025,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)[1]	5.000		10/01/2022	10/01/2022		1,191,696
1,000,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)[1]	5.000		10/01/2023	10/01/2022	A	1,152,480
750,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)[1]	5.000		10/01/2024	10/01/2022	A	851,738
1,000,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)[1]	5.000		10/01/2025	10/01/2022	A	1,121,850
870,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)[1]	5.000		10/01/2027	10/01/2022	A	965,744

							13,287,060
Virginia–0.5%
5,000,000	Halifax County, VA IDA (Old Dominion Electric Cooperative)[1]	5.625		06/01/2028	06/01/2013	A	5,231,300
6,000,000	Henrico County, VA IDA (Bon Secours Health Systems)[1]	0.418	[3]	08/23/2027	07/05/2012	A	4,773,000
265,000	Norfolk, VA EDA, Series B	5.625		11/01/2015	05/29/2014	B	243,180
7,030,000	Suffolk, VA Redevel. & Hsg. Authority (Henrico-Richmond)	5.000		08/01/2036	08/01/2014	A	7,503,400
717,000	VA Gateway Community Devel. Authority	6.375		03/01/2030	03/01/2013	A	736,574
4,705,000	VA Hsg. Devel. Authority, Series E1	6.375		01/01/2036	07/01/2018	A	5,264,377
1,938,000	Watkins Centre, VA Community Devel. Authority	5.400		03/01/2020	11/22/2014	A	1,994,105

							25,745,936
Washington–2.8%
2,575,000	Bellingham, WA Hsg. Authority (Cascade Meadows)[1]	5.200		11/01/2027	07/29/2012	A	2,588,055
795,000	Chelan County, WA Devel. Corp. (Alcoa)[1]	5.850		12/01/2031	07/29/2012	A	795,596
15,000,000	Chelan County, WA Public Utility District No. 1 (Chelan Hydro)[1]	6.050		07/01/2032	07/01/2013	A	15,950,850
1,755,000	Clark County, WA Public Utility District No. 1[1]	5.500		01/01/2025	07/29/2012	A	1,761,195
930,000	Kent, WA GO1	5.375		12/01/2020	07/29/2012	A	933,720
25,000	King County, WA Hsg. Authority (Cascadian Apartments)[1]	6.850		07/01/2024	01/01/2013	A	25,353
15,000	King County, WA Hsg. Authority (Fairwood Apartments)[1]	5.900		12/01/2015	12/01/2012	A	15,151

58	Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Washington Continued
$160,000	King County, WA Hsg. Authority (Fairwood Apartments)[1]	6.000%	12/01/2025	12/01/2012	A	$161,325
10,000	King County, WA Hsg. Authority (Rural Preservation)	5.750	01/01/2028	12/18/2023	B	9,711
115,000	Pierce County, WA Hsg. Authority	5.800	12/01/2023	11/29/2012	A	114,989
3,000,000	Port Longview, WA1	6.250	12/01/2018	07/29/2012	A	3,023,730
2,300,000	Port of Seattle, WA GO1	5.000	09/01/2025	09/01/2021	A	2,625,749
2,000,000	Port of Seattle, WA GO1	5.000	09/01/2026	09/01/2021	A	2,262,880
245,000	Prosser, WA Water & Sewer	5.400	09/01/2012	07/29/2012	A	246,049
25,000	WA COP (Dept. of General Administration)[1]	5.500	10/01/2013	07/29/2012	A	25,107
20,000	WA COP (Dept. of General Administration)[1]	5.600	10/01/2015	07/29/2012	A	20,084
30,000	WA COP (Dept. of General Administration)	5.600	10/01/2016	07/29/2012	A	30,125
75,000	WA Health Care Facilities Authority (Group Health Cooperative of Puget Sound)[1]	5.000	12/01/2019	12/01/2012	A	75,372
500,000	WA Health Care Facilities Authority (Group Health Cooperative of Puget Sound)[1]	5.375	12/01/2017	12/01/2012	A	503,955
75,000	WA Health Care Facilities Authority (Harrison Memorial Hospital)	5.300	08/15/2014	07/29/2012	A	75,176
145,000	WA Health Care Facilities Authority (Harrison Memorial Hospital)	5.400	08/15/2023	07/29/2012	A	145,142
50,000	WA Health Care Facilities Authority (Swedish Health Services)[1]	5.250	11/15/2026	07/29/2012	A	50,052
10,000,000	WA Health Care Facilities Authority (Swedish Health Services)[1]	6.500	11/15/2027	11/15/2015	A	11,379,800
5,000	WA Health Care Facilities Authority (Yakima Valley Memorial Hospital Assoc.)	5.375	12/01/2014	07/29/2012	A	5,010
45,000	WA HFC[1]	5.000	06/01/2021	12/01/2013	A	45,260
70,250,000	WA Tobacco Settlement Authority (TASC)[1]	6.500	06/01/2026	06/01/2013	A	73,262,320
21,340,000	WA Tobacco Settlement Authority (TASC)[1]	6.625	06/01/2032	06/01/2013	A	22,201,496

						138,333,252
West Virginia–0.0%
100,000	WV Hospital Finance Authority (Charleston Area Medical Center)[1]	5.500	09/01/2028	09/01/2014	A	102,593
55,000	WV Water Devel. Authority[1]	5.625	07/01/2030	07/29/2012	A	55,073
50,000	WV Water Devel. Authority[1]	6.250	07/01/2030	07/29/2012	A	50,092
75,000	WV West Liberty State College, Series A1	6.000	06/01/2023	06/01/2013	A	76,912

						284,670

59	Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Wisconsin–1.6%
$390,000	Janesville, WI Industrial Devel. (Paramount Communications)[1]	7.000%	10/15/2017	07/29/2012	A	$391,006
16,000,000	Marshfield, WI Electric[1]	5.500	12/01/2030	12/01/2020	A	18,537,600
135,000	Milwaukee, WI Redevel. Authority (Milwaukee Science Education Consortium)[1]	5.625	08/01/2025	08/01/2012	A	135,003
5,270,000	WI H&EFA (AHC/AMG/AHCM Obligated Group)[1]	6.400	04/15/2033	04/15/2013	A	5,380,248
12,650,000	WI H&EFA (AHC/AMG/AHCM Obligated Group)[1]	6.500	04/15/2033	04/15/2013	A	12,915,397
150,000	WI H&EFA (Beloit College)[1]	5.250	06/01/2025	06/01/2020	A	162,725
3,085,000	WI H&EFA (Beloit College)[1]	5.750	06/01/2021	06/01/2015	A	3,293,824
360,000	WI H&EFA (Hudson Memorial Hospital)[1]	5.600	07/15/2022	07/29/2012	A	361,476
100,000	WI H&EFA (Lawrence University of Wisconsin)[1]	5.125	10/15/2018	07/29/2012	A	100,186
1,000,000	WI H&EFA (Marshfield Clinic)[1]	5.000	02/15/2027	02/15/2022	A	1,082,040
11,545,000	WI H&EFA (Medical College of Wisconsin)[1]	5.500	12/01/2026	12/01/2015	A	12,190,135
100,000	WI H&EFA (Prohealth Care/Waukesha Memorial Hospital/Prohealth Care Obligated Group)[1]	6.375	02/15/2029	02/15/2019	A	115,800
1,000,000	WI H&EFA (Vernon Memorial Healthcare)[1]	5.100	03/01/2025	03/01/2015	A	1,019,600
2,695,000	WI H&EFA (Wheaton Franciscan Services)[1]	5.125	08/15/2033	08/15/2013	A	2,718,932
5,000,000	WI H&EFA (Wheaton Franciscan Services)[1]	5.250	08/15/2025	08/15/2013	A	5,074,850
9,715,000	WI H&EFA (Wheaton Franciscan Services/Wheaton Franciscan Medical Group Obligated Group)[1]	5.250	08/15/2025	08/15/2016	A	10,207,773
1,000,000	WI H&EFA (Wheaton Franciscan Services/Wheaton Franciscan Medical Group Obligated Group)[1]	5.250	08/15/2026	08/15/2016	A	1,045,650
540,000	WI H&EFA (WMA/MHCC/MVS Obligated Group)[1]	5.600	08/15/2023	08/15/2013	A	550,724
30,000	WI Hsg. & EDA (Home Ownership), Series C1	6.000	09/01/2036	09/01/2015	A	31,336
1,000,000	WI Hsg. & EDA, Series B1	5.250	03/01/2029	09/01/2017	A	1,051,950
5,000	WI Hsg. & EDA, Series B1	5.300	11/01/2018	07/29/2012	A	5,009
1,000,000	WI Hsg. & EDA, Series B1	5.750	11/01/2025	05/01/2020	A	1,132,150

						77,503,414
Wyoming–0.0%
1,500,000	WY Community Devel. Authority (Single Family Mtg.)[1]	5.000	12/01/2022	06/01/2017	A	1,597,740

Total Municipal Bonds and Notes (Cost $4,936,058,953)						5,090,483,216

60	Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Value
Corporate Bonds and Notes–0.0%
$9,431	Delta Air Lines, Inc., Sr. Unsec. Nts.9 (Cost $9,338) 8.000%		12/1/15	$9,206
Total Investments, at Value (Cost $4,936,068,291)-104.4%				5,090,492,422
Liabilities in Excess of Other Assets-(4.4)				(216,076,618)

Net Assets-100.0%				$4,874,415,804

Footnotes to Statement of Investments

*	June 29, 2012 represents the last business day of the Fund’s Quarterly period. See accompanying Notes.
**	Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.
A.	Optional call date; corresponds to the most conservative yield calculation.
B.	Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.
C.	Date of mandatory put.
1.	All or a portion of the security position has been segregated for collateral to cover borrowings.
2.	Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See accompanying Notes.
3.	Represents the current interest rate for a variable or increasing rate security.
4.	Zero coupon bond reflects effective yield on the date of purchase.
5.	All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after June 29, 2012. See accompanying Notes.
6.	This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.
7.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $11,004,300 or 0.23% of the Fund’s net assets as of June 29, 2012.
8.	Subject to a forbearance agreement. Rate shown is the original contractual interest rate. See accompanying Notes.
9.	Received as a result of a corporate action.

To simplify the listings of securities, abbreviations are used per the table below:

ACTS	Adult Communities Total Services
AHACHC	ARC/HDS Alamance County Housing Corp.
AHC	Aurora Health Center
AHCM	Aurora Health Care Metro
AMG	Aurora Medical Group
AUS	Allegheny United Hospital
BCH	Bethany Covenant Home
BCHCC	Bernalillo County Health Care Corp.
BSHS	BonSecours Health Systems
BSVHC	BonSecours-Venice Healthcare Corp.
CDA	Communities Devel. Authority
CHCW	Catholic Healthcare West
CHFTEH	Catholic Housing for the Elderly & Handicapped
CHHC	Community Health & Home Care
CHS	Catholic Health Services
CHlthS	Centegra Health Systems
CMH	Copley Memorial Hospital
COP	Certificates of Participation
CRC	Covenant Retirement Communities
CSAHS	The Sisters of Charity of St. Augustine Health System
CVC	Covenant Village of Colorado
CVH	Central Vermont Hospital
DHC	Dartmouth-Hitchcock Clinic
DKH	Day Kimball Hospital
DRIVERS	Derivative Inverse Tax Exempt Receipts
EDA	Economic Devel. Authority
EDC	Economic Devel. Corp.

61	Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

EDFA	Economic Devel. Finance Authority
EF&CD	Environmental Facilities and Community Devel.
EMH	Elmhurst Memorial Hospital
EMHC	Elmhurst Memorial Healthcare
EMHH	Elmhurst Memorial Home Health
EMHS	Elmhurst Memorial Health System
EPBH	Emma Pendelton Bradley Hospital
FHA	Federal Housing Agency/Authority
FHS	Freeman Health System
FRS	Family Rehabilitation Services (Hancock Manor)
GINNE	Goodwill Industries of Northern New England
GO	General Obligation
H&EFA	Health and Educational Facilities Authority
H&HEFA	Hospitals and Higher Education Facilities Authority
HDA	Hospital Devel. Authority
HEFA	Higher Education Facilities Authority
HEFFA	Higher Educational Facilities Finance Authority
HEHA	Higher Education and Health Authority
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
HFDC	Health Facilities Devel. Corp.
HNE	Healthnet of New England
HSC	Hospital for Special Care
HUHS	Hahnemann University Hospital System
IDA	Industrial Devel. Agency
IDC	Industrial Devel. Corp.
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK	John Fitzgerald Kennedy
KGC	Kuakini Geriatric Care
KHS	Kuakini Health System
KMC	Kuakini Medical Center
KSS	Kuakini Support Services
LFH	Lake Forest Hospital
LFHFI	Lake Forest Hospital & Fitness Hospital
MAHC	Marietta Area Health Care
MAHealth	Marietta Area Health
MCP	Medical College Of Pennsylvania
MHCC	Masonic Health Care Center
MHF	Miriam Hospital Foundation
MHMH	Mary Hitchcock Memorial Hospital
MMCtr	Memorial Medical Center
MMHF	Marietta Memorial Hospital Foundation
MMHospital	Marietta Memorial Hospital
MTA	Metropolitan Transportation Authority
MVS	Masonic Village on the Square
NIMC	Norhtern Illinois Medical Center
NSU	Northeastern State University
NWMH	Northwestern Memorial Hospital
NY/NJ	New York/New Jersey
NYC	New York City
OHP	Oakwood Health Promotions
OHS	Oakwood Healthcare System
OUH	Oakwood United Hospitals
PA/NJ	Pennsylvania/New Jersey
PHCF	Presbyterian Healthcare Foundation
PHSvcs	Presbyterian Healthcare Services
RCF	Rush-Copley Foundation
RCMC	Rush-Copley Medical Center

62	Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

RIH	Rhode Island Hospital
RIHF	Rhode Island Hospital Foundation
ROLs	Residual Option Longs
RUMC	Rush University Medical Center
Res Rec	Resource Recovery Facility
SANC	St. Anne’s Nursing Center
SCIC	Scottsdale Captive Insurance Company
SHC	Scottsdale Healthcare Corp.
SHH	Scottsdale Healthcare Hospitals
SHRC	Scottsdale Healthcare Realty Corp.
SJHPCF	St. Joseph Hospital of Port Charlotte Florida
SJR	St. Joseph Residence
SJRNC	St. Johns Rehabilitation and Nursing Center
SLHOKC	St. Luke’s Hospital of Kansas City
SLHS	St. Luke’s Health System
TASC	Tobacco Settlement Asset-Backed Bonds
TC	Travis Corp. (People Care)
TFABs	Tobacco Flexible Amortization Bonds
TMH	The Miriam Hospital
TYW	The YMCA of Wichita
UHHS	University Hospitals Health System
V.I.	United States Virgin Islands
VC	VinFen Corp.
VCS	VinFen Clinical Services
VMNRC	Villa Marina Nursing & Rehabilitation Center
WMA	Wisconsin Masonic Home

Notes to Statement of Investments

Quarterly Period. The last day of the Fund’s quarterly period was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

63	Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a broker dealer (the “sponsor”). The sponsor creates a trust (the “Trust”) into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise of either of these rights, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the

64	Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

65	Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of June 29, 2012, the Fund’s maximum exposure under such agreements is estimated at $90,870,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At June 29, 2012, municipal bond holdings with a value of $205,508,524 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $97,845,000 in short-term floating rate securities issued and outstanding at that date.

66	Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

At June 29, 2012, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate [2]	Maturity Date	Value
$12,035,000	AZ Health Facilities Authority ROLs[3]	16.657%	1/1/30	$12,878,774
25,000,000	CA Health Facilities Financing Authority[3]	10.792	11/15/31	34,769,500
16,485,000	Chicago, IL Board of Education ROLs[3]	9.964	12/1/24	21,080,853
5,050,000	Chicago, IL O’Hare International Airport ROLs[3]	10.343	1/1/16	5,082,825
17,500,000	Montgomery County, PA IDA ROLs[3]	10.852	8/1/30	25,161,150
2,810,000	RI Student Loan Authority[3]	11.341	12/1/23	2,820,931
3,260,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) DRIVERS	10.830	12/1/38	3,751,934
1,855,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) DRIVERS	16.038	6/1/39	2,117,557

				$107,663,524

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.
2.	Represents the current interest rate for the inverse floating rate security.
3.	Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $97,845,000 as of June 29, 2012.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or

67	Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of June 29, 2012, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$75,491,160
Sold securities	4,054,345

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of June 29, 2012 is as follows:

Cost	$5,622,617
Market Value	$2,940,196
Market Value as a % of Net Assets	0.06%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. As of June 29, 2012, securities with an aggregate market value of $2,321,726, representing 0.05% of the Fund’s net assets, were subject to these forbearance agreements. Interest payments of $244,500, respectively, are contractually owed to the Fund with respect to these securities and will not be collected under these forbearance agreements.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

68	Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

69	Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

70	Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

71	Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

The table below categorizes amounts as of June 29, 2012 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$75,944,406	$—	$75,944,406
Alaska	—	16,405,243	—	16,405,243
Arizona	—	93,734,954	—	93,734,954
Arkansas	—	1,366,545	—	1,366,545
California	—	774,543,817	—	774,543,817
Colorado	—	35,090,319	—	35,090,319
Connecticut	—	23,703,284	—	23,703,284
Delaware	—	5,845,038	—	5,845,038
District of Columbia	—	62,964,921	—	62,964,921
Florida	—	380,068,009	—	380,068,009
Georgia	—	54,064,950	—	54,064,950
Hawaii	—	9,810,116	—	9,810,116
Idaho	—	3,326,989	—	3,326,989
Illinois	—	582,043,226	—	582,043,226
Indiana	—	79,759,878	—	79,759,878
Iowa	—	2,008,100	—	2,008,100
Kansas	—	17,001,524	—	17,001,524
Kentucky	—	35,807,683	—	35,807,683
Louisiana	—	176,477,268	—	176,477,268
Maine	—	3,287,361	20	3,287,381
Maryland	—	18,645,817	—	18,645,817
Massachusetts	—	72,588,412	31,600	72,620,012
Michigan	—	243,124,713	—	243,124,713
Minnesota	—	59,455,282	—	59,455,282
Mississippi	—	40,044,474	—	40,044,474
Missouri	—	48,551,301	—	48,551,301
Montana	—	548,781	—	548,781
Multi States	—	23,734,300	—	23,734,300
Nebraska	—	21,585,028	—	21,585,028
Nevada	—	21,838,585	—	21,838,585
New Hampshire	—	27,511,847	—	27,511,847
New Jersey	—	107,275,583	—	107,275,583
New Mexico	—	372,903	—	372,903
New York	—	115,778,913	—	115,778,913
North Carolina	—	5,367,397	—	5,367,397
North Dakota	—	157,829	—	157,829
Ohio	—	234,480,974	—	234,480,974
Oklahoma	—	2,519,084	—	2,519,084
Oregon	—	5,843,229	—	5,843,229
Pennsylvania	—	206,447,825	—	206,447,825
Rhode Island	—	95,241,238	—	95,241,238
South Carolina	—	29,522,355	—	29,522,355
South Dakota	—	23,300,434	—	23,300,434
Tennessee	—	56,120,412	—	56,120,412
Texas	—	249,533,290	—	249,533,290
U.S. Possessions	—	687,501,366	—	687,501,366
Utah	—	3,354,521	—	3,354,521
Vermont	—	13,287,060	—	13,287,060
Virginia	—	20,972,936	4,773,000	25,745,936
Washington	—	138,333,252	—	138,333,252
West Virginia	—	284,670	—	284,670
Wisconsin	—	77,503,414	—	77,503,414
Wyoming	—	1,597,740	—	1,597,740
Corporate Bonds and Notes	—	9,206	—	9,206

Total Assets	$—	$5,085,687,802	$4,804,620	$5,090,492,422

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

Federal Taxes. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 29, 2012 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$4,838,145,492	[1]

Gross unrealized appreciation	$176,827,842
Gross unrealized depreciation	(25,017,599)

Net unrealized appreciation	$151,810,243

1.	The Federal tax cost of securities does not include cost of $100,536,687, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

72	Oppenheimer Limited Term Municipal Fund

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 6/29/2012, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Municipal Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	8/9/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	8/9/2012

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	8/9/2012